UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                     Date of fiscal year end: March 31, 2006

             Date of reporting period: April 1, 2006 - June 30, 2006

Item 1.  Schedule of Investments.
ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


    Shares     Security Description                                                                                Value
Long Positions - 102.4%
Equity Securities - 57.6%
Common Stock - 57.0%
Consumer Discretionary - 10.0%
         1,300 Abercrombie & Fitch Co. #                                                                           $ 72,059
         4,250 American Eagle Outfitters, Inc. #                                                                    144,670
         1,800 American Woodmark Corp. #                                                                             63,072
         5,230 AMR Corp. + #                                                                                        132,947
         3,730 AnnTaylor Stores Corp.  + #                                                                          161,807
         3,195 Autoliv, Inc. + #                                                                                    180,741
         2,745 Barnes & Noble, Inc. #                                                                               100,193
         1,430 Bed Bath & Beyond, Inc. +                                                                             47,433
         2,800 Best Buy Co., Inc. #                                                                                 153,552
         2,000 BJ's Wholesale Club, Inc. + #                                                                         56,700
         1,700 Brinker International, Inc. #                                                                         61,710
         1,500 Brown Shoe Co., Inc. #                                                                                51,120
         1,300 Buckle, Inc. #                                                                                        54,431
         3,400 Casey's General Stores, Inc. #                                                                        85,034
         2,400 Catalina Marketing Corp. #                                                                            68,304
         5,400 Cato Corp., Class A #                                                                                139,590
         1,400 CEC Entertainment, Inc. + #                                                                           44,968
         3,465 Centex Corp. #                                                                                       174,290
         2,700 Charlotte Russe Holding, Inc. + #                                                                     64,638
         3,990 Choice Hotels International, Inc. #                                                                  241,794
         3,860 Circuit City Stores, Inc. #                                                                          105,069
         2,420 Claire's Stores, Inc. #                                                                               61,734
         2,200 Coach, Inc. +  #                                                                                      65,780
         1,100 Columbia Sportswear Co. + #                                                                           49,786
         2,000 Comcast Corp., Class A +  #                                                                           65,480
         9,750 Darden Restaurants, Inc. #                                                                           384,150
         2,100 Deckers Outdoor Corp. + #                                                                             80,976
         2,000 Dillard's, Inc. #                                                                                     63,700
         3,900 DIRECTV Group, Inc. + #                                                                               64,350
         2,500 Dollar General Corp. #                                                                                34,950
         4,430 Dollar Tree Stores, Inc. + #                                                                         117,395
         3,100 Domino's Pizza, Inc. #                                                                                76,694
           200 Dow Jones & Co., Inc.                                                                                  7,002
         3,545 Dress Barn, Inc. + #                                                                                  89,866
         1,200 DR Horton, Inc. #                                                                                     28,584
         1,200 Ethan Allen Interiors, Inc. #                                                                         43,860
         4,600 ExpressJet Holdings, Inc. + #                                                                         31,786
         1,900 Ezcorp., Inc. + #                                                                                     71,611
        16,000 Family Dollar Stores, Inc.                                                                           390,880
         3,520 Fastenal Co. #                                                                                       141,821
         2,800 First Cash Financial Services, Inc. + #                                                               55,300
         3,600 Furniture Brands International, Inc. #                                                                75,024
         1,550 Garmin Corp., Ltd. #                                                                                 163,432
         2,000 Genesco, Inc. + #                                                                                     67,740
           200 Getty Images, Inc. +                                                                                  12,702
         1,300 Group 1 Automotive, Inc. #                                                                            73,242
         3,920 Harley-Davidson, Inc. #                                                                              215,169
           200 Harrahs's Entertainment, Inc.                                                                         14,236
         3,900 Harte-Hanks, Inc. #                                                                                   99,996
         1,580 Harman International Industries, Inc.  #                                                             134,885
         5,515 Hasbro, Inc. #                                                                                        99,877
         2,200 Hibbett Sporting Goods, Inc. + #                                                                      52,580
         5,180 Hilton Hotels Corp. #                                                                                146,490
         2,030 Hospira, Inc. +  #                                                                                    87,168
         2,500 Hovnanian Enterprises, Inc., Class A + #                                                              75,200
         1,300 IHOP Corp. #                                                                                          62,504
         9,965 International Game Technology #                                                                      378,072
         2,180 ITT Educational Services, Inc. + #                                                                   143,466



         2,970 Jack in the Box, Inc. + #                                                                            116,424
         2,000 JC Penney Co., Inc. #                                                                                135,020
         1,700 John Wiley & Sons, Inc. #                                                                             56,440
         5,090 Jones Apparel Group, Inc. #                                                                          161,811
         1,500 K-Swiss, Inc., Class A #                                                                              40,050
         2,100 Kellwood Co. #                                                                                        61,467
         3,790 Kohl's Corp. + #                                                                                     224,065
         1,575 Laboratory Corp. of America Holdings +  #                                                             98,012
         2,270 Las Vegas Sands Corp.  + #                                                                           176,742
         4,700 Lear Corp. #                                                                                         104,387
         2,375 Lennar Corp., Class A #                                                                              105,379
         5,000 Liberty Media Corp., Class A +                                                                       418,850
         5,080 Limited Brands, Inc. #                                                                               129,997
         2,800 Lowe's Cos, Inc.  #                                                                                  169,876
         4,310 Manor Care, Inc. #                                                                                   202,225
         3,000 Marvel Entertainment, Inc. + #                                                                        60,000
         3,040 Matsushita Electric Industrial Co., Ltd. ADR #                                                        64,235
         3,600 Mattel, Inc. #                                                                                        59,436
         4,550 McGraw-Hill Cos., Inc. #                                                                             228,547
         1,800 Methanex Corp. + #                                                                                    38,124
         1,800 MGM MIRAGE +                                                                                          73,440
         1,400 Michaels Stores, Inc. #                                                                               57,736
         2,690 Monster Worldwide, Inc. + #                                                                          114,755
         2,305 Nike, Inc., Class B  #                                                                               186,705
         4,590 Nordstrom, Inc. #                                                                                    167,535
         4,370 Office Depot, Inc. + #                                                                               166,060
         2,500 OfficeMax, Inc. #                                                                                    101,875
         3,500 Oshkosh Truck Corp. #                                                                                166,320
         2,000 Owens & Minor, Inc. #                                                                                 57,200
         3,970 Papa John's International, Inc. + #                                                                  131,804
         3,820 Payless Shoesource, Inc. +  #                                                                        103,789
         3,200 PetMed Express, Inc. + #                                                                              35,104
         1,870 Phillips-Van Heusen Corp.  #                                                                          71,359
         1,200 Polaris Industries, Inc. #                                                                            51,960
         2,355 Polo Ralph Lauren Corp.  #                                                                           129,289
         3,420 Pool Corp. #                                                                                         149,215
         1,200 Pulte Homes, Inc. #                                                                                   34,548
         5,700 Rare Hospitality International, Inc. +  #                                                            163,932
         7,240 Retail Ventures, Inc. + #                                                                            129,017
         1,966 RH Donnelley Corp.                                                                                   106,302
         5,700 Ross Stores, Inc. #                                                                                  159,885
         2,810 Royal Caribbean Cruises, Ltd.  #                                                                     107,482
         1,900 Ruby Tuesday, Inc. #                                                                                  46,379
         2,400 Ryland Group, Inc. #                                                                                 104,568
         3,940 Scientific Games Corp., Class A + #                                                                  140,343
           400 Sears Holdings Corp. +                                                                                61,936
         3,300 Select Comfort Corp. + #                                                                              75,801
         5,500 Shaw Communications, Inc. + #                                                                        155,595
         2,230 Sonic Automotive, Inc.  #                                                                             49,461
         2,400 Sonic Corp. +  #                                                                                      49,896
         3,000 Sotheby's Holdings, Inc., Class A + #                                                                 78,750
         5,640 Starbucks Corp. + #                                                                                  212,966
           600 Strayer Education, Inc. #                                                                             58,272
         1,200 Target Corp.  #                                                                                       58,644
         1,300 Tech Data Corp. + #                                                                                   49,803
         2,230 Tiffany & Co. #                                                                                       73,635
         1,780 TJX Cos., Inc.                                                                                        40,691
         2,000 Toll Brothers, Inc. + #                                                                               51,140
         4,450 Too, Inc. + #                                                                                        170,835
         2,500 Toro Co. #                                                                                           116,750
         3,600 Universal Electronics, Inc. +                                                                         63,756
         7,000 Wal-Mart Stores, Inc.                                                                                337,190
         6,390 Warner Music Group Corp. #                                                                           188,377
            80 Washington Post Co., Class B                                                                          62,401
         1,880 Whirlpool Corp.  #                                                                                   155,382



         1,600 Winnebago Industries, Inc. #                                                                          49,664
         4,000 WM Wrigley Jr. Co.                                                                                   181,440
         3,700 Wolverine World Wide, Inc. #                                                                          86,321
           200 Wynn Resorts, Ltd.  +                                                                                 14,660
         1,400 Yum! Brands, Inc. #                                                                                   70,378
         2,000 Zale Corp.  +  #                                                                                      48,180
                                                                                                            ---------------
                                                                                                                 14,001,223
                                                                                                             ---------------
                                                                                                             ---------------

Consumer Staples - 4.4%
         4,000 Anheuser-Busch Cos., Inc.                                                                            182,360
         2,490 Alliance Data Systems Corp. + #                                                                      146,462
           900 Apollo Group, Inc. + #                                                                                46,503
         1,800 Arbitron, Inc. #                                                                                      68,994
         1,470 Archer-Daniels-Midland Co.                                                                            60,682
           900 Avery Dennison Corp. #                                                                                52,254
         1,900 Bankrate, Inc. + #                                                                                    71,744
         4,375 Brown-Forman Corp., Class B #                                                                        313,644
         7,085 Campbell Soup Co. #                                                                                  262,924
         1,100 Clorox Co. #                                                                                          67,067
        44,500 Coca-Cola Co. #                                                                                    1,914,390
         1,200 Comdisco Holding Co.                                                                                  18,372
         1,000 Consolidated Graphics, Inc. + #                                                                       52,060
           800 Corporate Executive Board Co. #                                                                       80,160
         1,870 C.R. Bard, Inc. #                                                                                    136,996
         1,400 Estee Lauder Cos., Inc. #                                                                             54,138
         1,070 Fomento Economico Mexicano, SA #                                                                      89,580
         6,750 FTI Consulting, Inc.  +                                                                              180,698
         1,400 General Mills, Inc. #                                                                                 72,324
           200 Iron Mountain, Inc.  +                                                                                 7,476
         1,800 Kellogg Co. #                                                                                         87,174
        24,600 Kraft Foods, Inc.                                                                                    760,140
        12,035 Kroger Co. #                                                                                         263,085
         2,900 Loews Corp. - Carolina Group #                                                                       148,973
         3,320 Millicom International Cellular SA #                                                                 150,828
         2,000 Parexel International Corp. + #                                                                       57,700
         1,900 Pepsi Bottling Group, Inc. #                                                                          61,085
           900 PepsiCo., Inc. #                                                                                      54,036
         2,075 Performance Food Group Co. + #                                                                        63,038
         1,200 Procter & Gamble Co. #                                                                                66,720
         1,500 Ralcorp Holdings, Inc. +                                                                              63,795
         2,300 Rent-A-Center, Inc. + #                                                                               57,178
         2,200 Ryanair Holding ADR +                                                                                115,984
         4,200 Safeway, Inc. #                                                                                      109,200
         1,400 Steiner Leisure, Ltd.  +  #                                                                           55,342
         2,535 Unilever plc ADR #                                                                                    57,139
         1,300 UST, Inc. #                                                                                           58,747
         1,800 Valassis Communications, Inc.  + #                                                                    42,462
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  6,151,454
                                                                                                             ---------------
                                                                                                             ---------------

Energy - 4.7%
         1,200 Amerada Hess Corp. #                                                                                  63,420
         1,465 Anadarko Petroleum Corp. #                                                                            69,866
         3,470 Baker Hughes, Inc. #                                                                                 284,019
           900 BJ Services Co.                                                                                       33,534
         1,300 Canadian Natural Resources, Ltd. #                                                                    71,994
         3,000 Canadian Oil Sands Trust                                                                              96,750
         3,300 Chesapeake Energy Corp. #                                                                             99,825
         1,985 ConocoPhillips #                                                                                     130,077
         3,630 Consol Energy, Inc. #                                                                                169,594
         1,800 Core Laboratories NV + #                                                                             109,872
         4,770 Denbury Resources, Inc. + #                                                                          151,066
         2,600 Devon Energy Corp. #                                                                                 157,066
         2,900 Diamond Offshore Drilling, Inc. #                                                                    243,397
        10,200 El Paso Corp. #                                                                                      153,000
         2,900 EnCana Corp. #                                                                                       152,656



         1,915 ENSCO International, Inc. #                                                                           88,128
         1,200 EOG Resources, Inc.                                                                                   83,208
         2,180 FMC Technologies, Inc. + #                                                                           147,063
         3,815 Foundation Coal Holdings, Inc. #                                                                     179,038
         1,820 Frontier Oil Corp. #                                                                                  58,968
           800 Giant Industries, Inc. + #                                                                            53,240
           610 Global Santa Fe Corp.                                                                                 35,227
         3,395 Halliburton Co. #                                                                                    251,943
           900 Helmerich & Payne, Inc. #                                                                             54,234
         2,005 Hercules Offshore, Inc.  + #                                                                          70,175
         3,560 Holly Corp. #                                                                                        171,592
           253 Hugoton Royalty Trust #                                                                                7,514
         2,100 Imperial Oil, Ltd. #                                                                                  76,671
         1,500 John H. Harland Co. #                                                                                 65,250
         1,825 Lone Star Technologies, Inc. +  #                                                                     98,587
           900 Maverick Tube Corp. + #                                                                               56,871
         2,220 Murphy Oil Corp. #                                                                                   124,009
         1,555 National Fuel Gas Co.  #                                                                              54,643
           880 National Oilwell Varco, Inc. +                                                                        55,721
         3,020 Newfield Exploration Co. + #                                                                         147,799
         2,215 Noble Energy, Inc. #                                                                                 103,795
         6,700 Parker Drilling Co. + #                                                                               48,106
         2,800 Peabody Energy Corp. #                                                                               156,100
         3,400 Petro-Canada  #                                                                                      161,194
         2,100 Pogo Producing Co. #                                                                                  96,810
         1,520 Questar Corp.  #                                                                                     122,345
         1,990 Quicksilver Resources, Inc. +  #                                                                      73,252
         3,520 Smith International, Inc. #                                                                          156,534
         4,790 Southwestern Energy Co. + #                                                                          149,256
         1,800 St. Mary Land & Exploration Co. #                                                                     72,450
         4,000 Suncor Energy, Inc. +                                                                                324,040
         1,200 Sunoco, Inc. #                                                                                        83,148
         8,100 Talisman Energy, Inc. #                                                                              141,588
         1,000 Tidewater, Inc. #                                                                                     49,200
           915 Transocean, Inc.  + #                                                                                 73,493
         1,600 Unit Corp. + #                                                                                        91,024
         1,000 Universal Compression Holdings, Inc. + #                                                              62,970
         9,200 Vaalco Energy, Inc. +  #                                                                              89,792
           920 Valero Energy Corp. #                                                                                 61,198
         2,200 Veritas DGC, Inc. + #                                                                                113,476
         2,590 Weatherford International, Ltd. + #                                                                  128,516
           100 Western Oil Sands, Inc., Class A +                                                                     2,772
         7,720 Williams Cos., Inc.  #                                                                               180,339
         2,825 XTO Energy, Inc. #                                                                                   125,063
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  6,532,478
                                                                                                             ---------------
                                                                                                             ---------------

Financials - 12.6%
           705 Affiliated Managers Group, Inc. + #                                                                   61,257
         2,200 AFLAC, Inc. #                                                                                        101,970
           800 AG Edwards, Inc. #                                                                                    44,256
           200 Alexander's, Inc.  +                                                                                  54,352
        14,000 Allied Capital Corp.                                                                                 402,780
         2,200 Allstate Corp. #                                                                                     120,406
         1,700 AMBAC Financial Group, Inc. #                                                                        137,870
           200 American Express Co.                                                                                  10,644
         2,225 American Financial Group, Inc. #                                                                      95,453
         2,400 American Real Estate Partners, LP                                                                     97,920
         8,780 AmeriCredit Corp. + #                                                                                245,138
            40 Ameriprise Financial, Inc.                                                                             1,787
         2,400 Apartment Investment & Management Co., Class A #                                                     104,280
           100 Arthur J. Gallagher & Co.                                                                              2,534
           300 Assurant, Inc. #                                                                                      14,520
         4,200 Axis Capital Holdings, Ltd. #                                                                        120,162
         1,800 Bank of Hawaii Corp. #                                                                                89,280



         3,000 Bank of New York Co., Inc.                                                                            96,600
         1,400 BB&T Corp. #                                                                                          58,226
         1,000 Bear Stearns Cos, Inc.  #                                                                            140,080
            50 Berkshire Hathaway, Inc., Class B +                                                                  152,150
         1,090 Black Rock, Inc., Class A #                                                                          151,695
           905 Boston Properties, Inc.  #                                                                            81,812
         7,000 Brookfield Asset Management, Inc., Class A #                                                         284,340
         1,740 Capital One Financial Corp. #                                                                        148,683
         2,250 Capital Source, Inc.                                                                                  52,785
         1,000 Cathay General Bancorp, Inc.                                                                          36,380
         9,210 CB Richard Ellis Group, Inc., Class A + #                                                            229,329
         1,400 Cbot Holdings, Inc., Class A +                                                                       167,426
         2,000 Center Financial Corp.                                                                                47,280
           710 Chicago Mercantile Exchange Holdings, Inc. #                                                         348,717
         1,430 Cincinnati Financial Corp.                                                                            67,224
         2,200 CIT Group, Inc.                                                                                      115,038
         2,735 Colonial BancGroup, Inc. #                                                                            70,235
         3,100 Comerica, Inc. #                                                                                     161,169
         2,200 Commerce Bancshares, Inc. #                                                                          110,110
         3,600 Commerce Group, Inc. #                                                                               106,344
         3,600 Corus Bankshares, Inc. #                                                                              94,248
         4,000 Countrywide Financial Corp.  #                                                                       152,320
         1,250 Cullen Frost Bankers, Inc. #                                                                          71,625
           800 Downey Financial Corp. #                                                                              54,280
         1,000 East West Bancorp, Inc.                                                                               37,910
         5,000 Eaton Vance Corp. #                                                                                  124,800
        10,000 Entertainment Properties Trust                                                                       430,500
         1,240 Essex Property Trust, Inc. #                                                                         138,458
         3,635 E*Trade Financial Corp. +  #                                                                          82,951
         3,300 Federated Investors, Inc., Class B #                                                                 103,950
           400 First Community Bancorp., Inc. #                                                                      23,632
         2,300 FirstFed Financial Corp. + #                                                                         132,641
         2,900 First Marblehead Corp. #                                                                             165,126
         6,500 Forest City Enterprises, Inc., Class A #                                                             324,415
         2,200 Fremont General Corp. #                                                                               40,832
         1,535 General Growth Properties, Inc. #                                                                     69,167
         1,440 Goldman Sachs Group, Inc. #                                                                          216,619
         2,700 Greenhill & Co., Inc. #                                                                              164,052
         1,800 Groupe Bruxelles Lambert SA                                                                          188,577
         2,000 Hanmi Financial Corp.                                                                                 38,880
         1,300 Hanover Insurance Group, Inc. #                                                                       61,698
         3,600 HCC Insurance Holdings, Inc. #                                                                       105,984
         8,000 Health Care Property Investors, Inc.                                                                 213,920
        11,000 Health Care REIT, Inc.                                                                               384,450
         3,100 Hilb Rogal & Hobbs Co.                                                                               115,537
        14,000 Hong Kong Exchanges & Clearing                                                                        90,042
        30,000 HRPT Properties Trust                                                                                346,800
         2,100 Huntington Bancshares, Inc. #                                                                         49,518
         2,300 IndyMac Bancorp, Inc. #                                                                              105,455
         7,285 International Securities Exchange, Inc.  #                                                           277,340
         3,140 Investors Financial Services Corp.                                                                   140,986
        11,000 iStar Financial, Inc.                                                                                415,250
         3,700 Jackson Hewitt Tax Service, Inc. #                                                                   115,995
           500 Jones Lang LaSalle, Inc. #                                                                            43,775
         1,500 Keycorp #                                                                                             53,520
        12,000 LaBranche & Co., Inc. +                                                                              145,320
         1,300 LandAmerica Financial Group, Inc. #                                                                   83,980
         1,000 Lazard, Ltd. +                                                                                        40,400
         1,180 Legg Mason, Inc. #                                                                                   117,434
        12,000 Leucadia National Corp.                                                                              350,280
         2,250 Lincoln National Corp. #                                                                             126,990
         3,300 Loews Corp. #                                                                                        116,985
         1,400 M&T Bank Corp.                                                                                       165,088
         1,000 Mercury General Corp. #                                                                               56,370
         2,160 Merrill Lynch & Co., Inc.  #                                                                         150,250
           670 MGIC Investment Corp.                                                                                 43,550



         2,200 Montpelier Re Holdings, Ltd.                                                                          38,038
         1,700 Moody's Corp. #                                                                                       92,582
         2,000 Nara Bancorp, Inc.                                                                                    37,500
         4,800 Nasdaq Stock Market, Inc. +                                                                          143,520
         1,000 Nomura Holdings, Inc. ADR                                                                             18,800
           870 Northern Trust Corp.                                                                                  48,111
         4,420 Nuveen Investments, Inc., Class A #                                                                  190,281
         4,800 NYSE Group, Inc.  +                                                                                  328,704
             8 Osaka Securities Exchange Corp.                                                                       94,368
        12,000 Pacific Capital Bancorp.                                                                             373,440
         1,000 Pargesa Holding, SA                                                                                   94,798
         1,030 PartnerRe, Ltd.                                                                                       65,972
         1,500 Philadelphia Consolidated Holdings Co. + #                                                            45,540
        11,000 Plum Creek Timber Co., Inc.                                                                          390,500
         5,690 PMI Group, Inc. #                                                                                    253,660
         1,920 PNC Financial Services Group, Inc. #                                                                 134,727
         2,570 Popular, Inc.                                                                                         49,344
         4,100 Portfolio Recovery Associates, Inc. +                                                                187,370
           200 Preferred Bank Los Angeles, CA                                                                        10,722
         2,000 Principal Financial Group #                                                                          111,300
         1,500 Prudential Financial, Inc.                                                                           116,550
         5,600 Progressive Corp.                                                                                    143,976
         2,200 Protective Life Corp. #                                                                              102,564
         7,400 QLT, Inc. #                                                                                           52,392
         3,760 Radian Group, Inc. #                                                                                 232,293
           100 Refco, Inc. +                                                                                             76
         1,500 Safeco Corp. #                                                                                        84,525
         1,300 Safety Insurance Group, Inc. #                                                                        61,815
         1,330 Simon Property Group, Inc. #                                                                         110,310
        50,000 Singapore Exchange, Ltd.                                                                             111,188
         2,200 Stancorp Financial Group, Inc. #                                                                     112,002
         1,600 Stewart Information Services Corp. #                                                                  58,096
         4,365 Synovus Financial Corp. #                                                                            116,895
         2,800 T. Rowe Price Group, Inc.                                                                            105,868
         3,420 Taubman Centers, Inc. #                                                                              139,878
         5,500 TD Ameritrade Holding Corp.                                                                           81,455
         2,000 Thomas Weisel Partners Group, I  +                                                                    38,020
           900 Torchmark Corp. #                                                                                     54,648
         1,000 Triad Guaranty, Inc. + #                                                                              48,880
        11,000 Trustmark Corp.                                                                                      340,670
        30,000 Trustreet Properties, Inc.                                                                           395,700
         2,000 UCBH Holdings, Inc.                                                                                   33,080
           645 Unibanco ADR +  #                                                                                     42,822
         1,800 UnionBanCal Corp. #                                                                                  116,262
        10,180 United Dominion Realty Trust, Inc. #                                                                 285,142
         6,103 Van der Moolen Holding NV ADR                                                                         44,247
         2,800 Wachovia Corp. #                                                                                     151,424
         7,000 Washington Real Estate Investment Trust                                                              256,900
         2,300 Webster Financial Corp. #                                                                            109,112
         1,000 Wells Fargo & Co.                                                                                     67,080
            60 White Mountains Insurance Group                                                                       29,220
         1,500 Whitney Holding Corp. #                                                                               53,055
         1,200 Wilmington Trust Corp. #                                                                              50,616
         2,000 Wilshire Bancorp, Inc.                                                                                36,040
         1,100 Zenith National Insurance Corp. #                                                                     43,637
         1,245 Zions Bancorporation #                                                                                97,035
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                 17,534,882
                                                                                                             ---------------
                                                                                                             ---------------

Health Care - 4.5%
           670 Allergan, Inc. #                                                                                      71,864
         2,400 Allergan, Inc. #                                                                                     156,552
         2,500 AMN Healthcare Services, Inc. + #                                                                     50,750
         1,800 Arrow International, Inc.                                                                             59,166
         2,100 Arthrocare Corp.  +                                                                                   88,221
         1,390 AstraZeneca plc ADR #                                                                                 83,150



         2,640 Barr Pharmaceuticals, Inc. + #                                                                       125,902
         4,475 Baxter International, Inc. #                                                                         164,501
         2,615 Becton Dickinson & Co. #                                                                             159,855
         1,200 Biogen Idec, Inc. + #                                                                                 55,596
         1,490 Biomet, Inc.                                                                                          46,622
           700 Cardinal Health, Inc. #                                                                               45,031
         3,320 Celgene Corp. +  #                                                                                   157,468
         2,490 Covance, Inc. + #                                                                                    152,438
         1,430 Coventry Health Care, Inc. + #                                                                        78,564
         1,900 Cutera, Inc. + #                                                                                      37,468
         1,500 Dade Behring Holdings, Inc. #                                                                         62,460
         2,900 DaVita, Inc. + #                                                                                     144,130
         6,000 Dentsply International, Inc.                                                                         363,600
         3,700 DJ Orthopedics, Inc. +                                                                               136,271
         2,560 Edwards Lifesciences Corp. +  #                                                                      116,301
         1,100 Forest Laboratories, Inc. + #                                                                         42,559
         2,490 Gilead Sciences, Inc. + #                                                                            147,308
         1,800 Haemonetics Corp.  +                                                                                  83,718
         1,900 Health Management Associates, Inc.                                                                    37,449
         2,935 Health Net, Inc. + #                                                                                 132,574
         5,400 HealthExtras, Inc. +                                                                                 163,188
         3,100 Henry Shein, Inc.  + #                                                                               144,863
         1,300 ICU Medical, Inc. + #                                                                                 54,912
         2,560 IDEXX Laboratories, Inc. + #                                                                         192,333
         3,400 Integra LifeSciences Holdings +                                                                      131,954
         5,500 Johnson & Johnson                                                                                    329,560
         7,255 King Pharmaceuticals, Inc. + #                                                                       123,335
         2,500 KV Pharmaceutical Co., Class A + #                                                                    46,650
         5,110 McKesson Corp. #                                                                                     241,601
         3,400 Medimmune, Inc.  +  #                                                                                 92,140
         5,300 Mylan Laboratories, Inc. #                                                                           106,000
        10,000 NBTY, Inc. +                                                                                         239,100
         3,900 Palomar Medical Technologies, Inc.  +                                                                177,957
         3,200 Par Pharmaceutical Cos., Inc.  +                                                                      59,072
        15,300 Pfizer, Inc. #                                                                                       359,091
         3,940 Pharmaceutical Product Development, Inc. #                                                           138,373
         2,900 Quest Diagnostics, Inc. #                                                                            173,768
         3,210 ResMed, Inc. +  #                                                                                    150,709
         4,810 Sierra Health Services, Inc. + #                                                                     216,594
         3,500 Sunrise Senior Living, Inc. +  #                                                                      96,775
         1,400 SurModics, Inc. +   #                                                                                 50,554
         1,600 USANA Health Sciences, Inc. + #                                                                       60,640
         4,200 VCA Antech, Inc.  +                                                                                  134,106
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  6,282,793
                                                                                                             ---------------
                                                                                                             ---------------

Industrials - 9.0%
         3,375 Agilent Technologies, Inc.  + #                                                                      106,515
         2,100 Albany International Corp. #                                                                          89,019
         2,490 Amphenol Corp., Class A #                                                                            139,340
         2,625 Applera Corp.  #                                                                                      84,919
           800 Aptargroup, Inc. #                                                                                    39,688
         2,355 Arrow Electronics, Inc. + #                                                                           75,831
         3,500 AVX Corp. #                                                                                           55,265
         3,900 Baldor Electric Co.                                                                                  122,031
         7,200 Belden CDT, Inc. #                                                                                   237,960
         1,700 Bemis Co. #                                                                                           52,054
         2,470 Black & Decker Corp. #                                                                               208,616
         1,500 Boeing Co. #                                                                                         122,865
         2,730 Burlington Northern Santa Fe Corp., Class A #                                                        216,353
         1,200 Canadian National Railway Co. #                                                                       52,500
         2,600 Canadian Pacific Railway, Ltd. #                                                                     132,964
         1,800 Caterpillar, Inc. #                                                                                  134,064
         1,595 Cemex SA de CV ADR + #                                                                                90,867
         4,320 CH Robinson Worldwide, Inc. #                                                                        230,256
         3,650 Clarcor, Inc.                                                                                        108,734



         3,265 Con-way, Inc. #                                                                                      189,141
         1,705 Crane Co.  #                                                                                          70,928
           840 Cummins, Inc. #                                                                                      102,690
         5,000 Curtiss-Wright Corp.                                                                                 154,400
         6,480 Cymer, Inc.  +  #                                                                                    301,061
         2,705 Dover Corp.  #                                                                                       133,708
           700 Eaton Corp. #                                                                                         52,780
         1,795 EGL, Inc. +  #                                                                                        90,109
         5,000 Electro Scientific Industries +                                                                       89,950
         2,530 EMCOR Group, Inc. + #                                                                                123,135
         1,485 Emerson Electric Co.  #                                                                              124,458
           900 Energizer Holdings, Inc. + #                                                                          52,713
         1,500 Equifax, Inc. #                                                                                       51,510
         1,200 ESCO Technologies, Inc. +                                                                             64,140
         2,900 Expeditors International, Inc. #                                                                     162,429
         5,300 FEI Co.  +                                                                                           120,204
         1,865 Fisher Scientific International, Inc. + #                                                            136,238
         2,930 Florida Rock Industries, Inc. #                                                                      145,533
         1,610 Fluor Corp. #                                                                                        149,617
         1,400 Forward Air Corp. #                                                                                   57,022
         1,750 Franklin Electric Co., Inc.                                                                           90,370
         2,600 Gardner Denver, Inc. +                                                                               100,100
        10,000 GATX Corp.                                                                                           425,000
         2,000 General Electric Co. #                                                                                65,920
         2,000 Genlyte Group, Inc. +                                                                                144,860
         1,200 Graco, Inc. #                                                                                         55,176
         1,610 Granite Construction, Inc. #                                                                          72,885
         1,220 H.B. Fuller Co.  #                                                                                    53,155
         6,666 Heartland Express, Inc.                                                                              119,255
         2,600 Heidrick & Struggles International, Inc. + #                                                          87,984
         1,400 Illinois Tool Works, Inc. #                                                                           66,500
         1,235 Itron, Inc. + #                                                                                       73,186
         2,700 JB Hunt Transport Services, Inc. #                                                                    67,257
         2,900 Joy Global, Inc. #                                                                                   151,061
         4,650 Kansas City Southern +                                                                               128,805
         1,775 Diageo plc ADR #                                                                                     119,901
         1,900 Kaydon Corp. #                                                                                        70,889
         6,700 Kemet Corp. + #                                                                                       61,774
         1,450 Kennametal, Inc. #                                                                                    90,263
         4,600 Laidlaw International, Inc. #                                                                        115,920
        16,300 Lancaster Colony Corp. #                                                                             643,361
         2,400 Landstar System, Inc. #                                                                              113,352
         4,550 Layne Christensen Co. +                                                                              128,992
         5,300 Littelfuse, Inc. + #                                                                                 182,214
         1,500 Lockheed Martin Corp. #                                                                              107,610
           680 Manpower, Inc.                                                                                        43,928
         1,500 Martin Marietta Materials, Inc. #                                                                    136,725
         2,000 Masco Corp. #                                                                                         59,280
         4,500 Measurement Specialties, Inc. +                                                                      100,215
         5,300 Metrologic Instruments, Inc. +                                                                        79,553
         1,900 Molecular Devices Corp. + #                                                                           58,064
         3,400 Mueller Industries, Inc. #                                                                           112,302
         2,100 Nordson Corp. #                                                                                      103,278
           800 Northrop Grumman Corp. #                                                                              51,248
         6,600 OMI Corp. #                                                                                          142,890
         3,300 Pactiv Corp. +  #                                                                                     81,675
         1,500 Parker Hannifin Corp. #                                                                              116,400
        12,000 Pentair, Inc.                                                                                        410,280
         5,055 PerkinElmer, Inc. #                                                                                  105,650
         1,950 Precision Castparts Corp.                                                                            116,532
         2,500 Quanta Services, Inc. +                                                                               43,325
         1,400 Raytheon Co. #                                                                                        62,398
         1,195 Regal-Beloit Corp.  #                                                                                 52,759
         1,400 Republic Services, Inc. #                                                                             56,476
         2,070 Rockwell Automation, Inc. #                                                                          149,061



         1,100 Rockwell Collins, Inc. #                                                                              61,457
         2,300 Ryder System, Inc. #                                                                                 134,389
         1,265 AO Smith Corp.  #                                                                                     58,645
        13,000 Sonoco Products Co.                                                                                  411,450
         3,970 Stericycle, Inc.  + #                                                                                258,447
         1,900 Tektronix, Inc. #                                                                                     55,898
         1,700 Teledyne Technologies, Inc. + #                                                                       55,692
         1,100 Teleflex, Inc. #                                                                                      59,422
           600 Tennant Co. #                                                                                         30,168
         1,565 Terex Corp. +  #                                                                                     154,466
         1,760 Thomas & Betts Corp. + #                                                                              90,288
         1,660 Timken Co.                                                                                            55,627
         3,210 Trimble Navigation, Ltd. + #                                                                         143,294
         6,000 Tyco International, Ltd.                                                                             165,000
         1,900 United Industrial Corp. #                                                                             85,975
         2,150 URS Corp. +  #                                                                                        90,300
           600 UTI Worldwide, Inc.                                                                                   15,138
         1,000 Valmont Industries, Inc. #                                                                            46,490
         1,000 Varian, Inc. + #                                                                                      41,510
         2,200 Volvo AB ADR #                                                                                       107,822
         3,860 Vulcan Materials Co. #                                                                               301,080
         1,500 Waters Corp. + #                                                                                      66,600
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                 12,578,594
                                                                                                             ---------------
                                                                                                             ---------------

Information Technology - 6.3%
         2,000 Advanced Micro Devices, Inc. +  #                                                                     48,840
         3,700 Agilysys, Inc. #                                                                                      66,600
         4,560 Akamai Technologies, Inc. + #                                                                        165,026
         2,000 Amazon.com, Inc. +  #                                                                                 77,360
         1,000 Apple Computer, Inc. +  #                                                                             57,120
         2,800 Blackbaud, Inc. #                                                                                     63,560
         1,000 Blue Nile, Inc. + #                                                                                   32,160
         2,595 BMC Software, Inc.  + #                                                                               62,020
         1,600 CACI International, Inc., Class A +                                                                   93,328
         6,030 Ceridian Corp. + #                                                                                   147,373
         3,830 Citrix Systems, Inc. + #                                                                             153,736
         2,280 Cognizant Technology Solutions, Class A + #                                                          153,604
         1,010 Computer Sciences Corp. +                                                                             48,924
         3,050 CSG Systems International, Inc. +  #                                                                  75,457
         4,000 Dell, Inc. + #                                                                                        97,640
         4,150 Diodes, Inc. +                                                                                       171,976
         4,375 DSP Group, Inc. +                                                                                    108,719
         1,600 DST Systems, Inc. + #                                                                                 95,200
         1,100 Dun & Bradstreet Corp. + #                                                                            76,648
         2,000 eBay, Inc. + #                                                                                        58,580
         5,050 Electronics for Imaging  +                                                                           105,444
         4,500 Fair Isaac Corp. #                                                                                   163,395
         5,975 Filenet Corp. +                                                                                      160,907
         9,230 Fiserv, Inc. + #                                                                                     418,673
         2,415 Freescale Semiconductor, Inc., Class B + #                                                            71,001
         1,700 Global Payments, Inc. #                                                                               82,535
           400 Google, Inc., Class A + #                                                                            167,732
         7,005 Hewlett-Packard Co. #                                                                                221,918
         4,500 I2 Technologies, Inc. + #                                                                             57,015
         1,375 IBM  #                                                                                               105,627
         8,785 IMS Health, Inc. #                                                                                   235,877
           900 Intergraph Corp. + #                                                                                  28,341
         2,925 Intersil Corp., Class A  #                                                                            68,006
           900 Intuit, Inc. + #                                                                                      54,351
         8,600 j2 Global Communications, Inc. +                                                                     268,492
         4,000 Keane, Inc. + #                                                                                       50,000
         4,710 Lam Research Corp. + #                                                                               219,580
         1,100 Lexmark International, Inc. + #                                                                       61,413
        27,000 Liberty Media Holding Corp. +                                                                        466,020
         9,700 Mediware Information Systems  +                                                                       93,605



         5,230 MEMC Electronic Materials, Inc. + #                                                                  196,125
         3,400 Micros Systems, Inc. +                                                                               148,512
         4,300 Microsemi Corp.  +                                                                                   104,834
        41,500 Microsoft Corp. #                                                                                    966,950
           700 MicroStrategy, Inc., Class A + #                                                                      68,264
         3,730 NCR Corp. + #                                                                                        136,667
         5,450 Novell, Inc. +                                                                                        36,134
         6,370 Nvidia Corp. + #                                                                                     135,617
         2,200 Omnivision Technologies, Inc. + #                                                                     46,464
         7,737 ON Semiconductor Corp. +  #                                                                           45,494
         2,920 Philips Electron ADR                                                                                  90,929
         1,700 Plantronics, Inc. #                                                                                   37,757
         5,300 Power Integrations, Inc. +                                                                            92,644
         2,400 Reynolds & Reynolds Co., Class A #                                                                    73,608
        10,900 Seagate Technology #                                                                                 246,776
         2,030 SEI Investments Co. #                                                                                 99,226
         4,700 Texas Instruments, Inc. #                                                                            142,363
         5,200 THQ, Inc.  +  #                                                                                      112,320
        21,000 Total System Services, Inc.                                                                          404,250
         6,300 Transaction Systems Architects, Inc. + #                                                             262,647
         7,250 Western Digital Corp. + #                                                                            143,623
         6,500 Witness Systems, Inc. +                                                                              131,105
         2,000 Yahoo!, Inc. +  #                                                                                     66,000
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  8,742,112
                                                                                                             ---------------
                                                                                                             ---------------

Materials - 2.4%
           800 Air Products & Chemicals, Inc. #                                                                      51,136
         2,600 Albemarle Corp.                                                                                      124,488
           760 Alcan, Inc.                                                                                           35,674
         2,280 Allegheny Technologies, Inc. #                                                                       157,867
        10,800 Anglo American plc                                                                                   220,752
           400 BHP Billiton, Ltd.                                                                                    17,228
        12,050 Celanese Corp., Class A #                                                                            246,061
            15 Chaparral Steel Co. +  #                                                                               1,080
         9,030 Eagle Materials, Inc. #                                                                              428,925
         3,730 Ecolab, Inc. #                                                                                       151,363
         2,065 Freeport-McMoRan Copper & Gold, Inc., Class B #                                                      114,422
         9,220 Hercules, Inc. + #                                                                                   140,697
           500 IPSCO, Inc. #                                                                                         47,845
         4,795 Lyondell Chemical Co.  #                                                                             108,655
           840 Nova Chemicals Corp.                                                                                  24,184
         3,960 Nucor Corp. #                                                                                        214,830
         1,650 Phelps Dodge Corp. #                                                                                 135,564
         1,700 PPG Industries, Inc. #                                                                               112,200
           200 Rio Tinto, plc                                                                                        41,942
         1,100 Rohm & Haas Co. #                                                                                     55,132
         2,600 Schulman A, Inc. #                                                                                    59,514
         1,700 Sherwin-Williams Co. #                                                                                80,716
         1,760 Southern Copper Corp. #                                                                              156,869
         2,970 Steel Dynamics, Inc. #                                                                               195,248
         2,710 Temple-Inland, Inc. #                                                                                116,178
           900 U.S. Steel Corp. #                                                                                    63,108
         2,900 Valspar Corp. #                                                                                       76,589
         3,445 Westlake Chemical Corp. #                                                                            102,661
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  3,280,928
                                                                                                             ---------------
                                                                                                             ---------------

Telecommunication Services - 0.8%
         5,940 Amdocs, Ltd. #                                                                                       217,404
         2,400 Anixter International, Inc.                                                                          113,904
         2,870 CenturyTel, Inc. #                                                                                   106,621
         2,600 Cisco Systems, Inc. + #                                                                               50,778
         6,420 Corning, Inc. +  #                                                                                   155,300
         2,000 Cryptologic, Inc. + #                                                                                 48,440
         4,500 Earthlink, Inc. + #                                                                                   38,970
         2,600 Netgear, Inc. +                                                                                       56,290



         2,800 NII Holdings, Inc., Class B + #                                                                      157,864
         2,800 Polycom, Inc. + #                                                                                     61,376
         2,900 Sprint Nextel Corp.  #                                                                                57,971
         4,940 Tellabs, Inc. + #                                                                                     65,751
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  1,130,669
                                                                                                             ---------------
                                                                                                             ---------------

Utilities - 2.3%
         1,620 Ace, Ltd.  #                                                                                          81,956
         7,460 AES Corp.  + #                                                                                       137,637
        10,925 Allegheny Energy, Inc. + #                                                                           404,990
         3,870 Alliant Energy Corp. #                                                                               132,741
         2,000 American States Water Co.                                                                             71,300
        16,000 Atmos Energy Corp.                                                                                   446,560
         2,800 Centerpoint Energy, Inc.                                                                              35,000
         2,500 CMS Energy Corp. +                                                                                    32,350
         4,475 DPL, Inc. #                                                                                          119,930
         2,800 Duke Energy Corp. +                                                                                   82,236
         1,450 Edison International                                                                                  56,550
         5,195 Energen Corp. #                                                                                      199,540
         1,830 Entergy Corp. #                                                                                      129,473
         1,795 FirstEnergy Corp. #                                                                                   97,307
         7,200 Korea Electric Power Corp., ADR                                                                      136,512
         6,853 Mirant Corp.  +                                                                                      183,660
         2,210 NRG Energy, Inc. +  #                                                                                106,478
         2,500 PG&E Corp. #                                                                                          98,200
         4,770 PPL Corp. #                                                                                          154,071
         6,000 Reliant Energy, Inc. +                                                                                71,880
        12,000 Sierra Pacific Resources +                                                                           168,000
         3,960 TXU Corp. #                                                                                          236,767
         2,000 Wisconsin Energy Corp. #                                                                              80,600
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  3,263,738
                                                                                                             ---------------
                                                                                                             ---------------

Total Common Stock (Cost $76,006,549)                                                                            79,498,871
                                                                                                             ---------------
                                                                                                             ---------------

    Shares     Security Description                                                       Rate                   Value
Preferred Stock Convertible - 0.6%
Consumer Discretionary - 0.1%
         3,152 Ford Motor Company Capital Trust II #                                      6.50 %                     87,626
         4,559 Six Flags, Inc.  #                                                         7.25                       99,728
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    187,354
                                                                                                             ---------------
                                                                                                             ---------------
Energy - 0.1%
         2,261 Chesapeake Energy Corp. #                                                  5.00                      231,470
                                                                                                             ---------------
                                                                                                             ---------------

Financials - 0.2%
         1,923 Sovereign Cap Trust IV #                                                   4.38                       87,497
                                                                                                             ---------------
                                                                                                             ---------------


Industrials - 0.1%
           196 Kansas City Southern #                                                     5.13                      213,419
                                                                                                             ---------------
                                                                                                             ---------------

Materials - 0.1%
            76 Terra Industries, Inc., Series A #                                         4.25                       68,590
                                                                                                             ---------------
                                                                                                             ---------------

Total Preferred Stock (Cost $785,751)                                                                               788,330
                                                                                                             ---------------
                                                                                                             ---------------


Total Equity Securities (Cost $76,792,300)                                                                       80,287,201
                                                                                                             ---------------
                                                                                                             ---------------

  Principal    Security Description                                                       Rate    Maturity Date  Value

Fixed-Income Securities - 18.0%
Asset Backed Obligations - 2.9%
     $ 287,631 ARMT Series 2005-8 4A11 +                                                  5.44 %    11/25/35        278,914
       230,000 Banc of America, Series 2005-4 A3                                          4.89      07/10/45        219,212
       110,000 Bayview Financial Acquisition, Series 2005-D-AF3 +                         5.50      12/28/35        107,697



       217,659 Chase Mortgage Finance Corp., Series 2005-A1-1A1 +                         5.42      12/25/35        211,063
       125,000 Chase Mortgage Finance Corp., Series 2005-A1-2A3 +                         5.25      12/25/35        121,500
        50,000 CMTLI Series2005-WF1 A2 +                                                  4.49      02/25/35         49,070
       280,000 COMM Series 2005-C6 A3                                                     5.14      06/10/44        270,146
        55,000 Continental Airlines, Inc., Series 2002-1 G2                               6.56      02/15/12         56,013
       127,251 Countrywide Alternative Loan Trust, Series 2004-J10-4CB1                   6.50      10/25/34        127,167
        73,263 Countrywide Alternative Loan Trust, Series 2005-43-4A1 +                   5.77      10/25/35         72,027
       850,000 Countrywide Alternative Loan Trust, Series 2006-OA2 X1P                   13.50      05/20/46         44,131
       200,000 Credit Suisse First Boston Mortgage Securities, Series 2005-C5 A3 +        5.10      08/15/38        191,459
        80,000 Credit Suisse First Boston Mortgage Securities, Series 2003-AR24-2A4 +     4.03      10/25/33         77,851
       200,000 Credit Suisse First Boston Mortgage Securities, Series 2006-C1 A3 +        5.71      02/15/39        197,361
       245,000 Equity One Abs, Inc. Series 2002-4 M1                                      5.22      02/25/33        240,647
       200,000 GE Capital CMC 2006-C1 A3 +                                                5.52      03/10/44        194,374
       210,000 GMACC Series 2004-C3 A4                                                    4.55      12/10/41        197,925
       225,000 GMACM Series 2006-HLTV1 A5 +                                               6.01      10/25/29        218,592
        78,249 Harborview Mortgage Loan Trust Series 2004-8 2A4A +                        5.65      11/19/34         78,572
       985,024 Harborview Mortgage Loan Trust Series 2006-1 X1 +                          1.34      03/19/37         48,635
       225,000 JP Morgan Mortgage Loan Trust, Series 2004-C3-A4                           4.66      01/15/42        211,096
       120,000 JP Morgan Mortgage Loan Trust, Series 2005-A3-11A2 +                       4.51      06/25/35        111,375
       200,000 JP Morgan Mortgage Loan Trust, Series 2006-A2-2A2 +                        5.77      04/25/36        195,704
       165,324 MSSTR Series 2004-1 4A1 +                                                  5.19      10/25/32        163,930
       121,491 Morgan Stanley Dean Witter Cap, 2000-LIFE A2                               7.57      11/15/36        127,660
       148,746 Washington Mutual, Series 2002-AR18 A +                                    4.12      01/25/33        146,525
       115,000 Washington Mutual, Series 2005-AR16-1A4A +                                 5.12      12/25/35        111,079
     5,910,000 Washington Mutual, Series 2006-AR5-X +                                     0.00      06/25/46         59,254
                                                                                                             ---------------
                                                                                                             ---------------
Total Asset Backed Obligations (Cost $4,186,912)                                                                  4,128,979
                                                                                                             ---------------
                                                                                                             ---------------

Corporate Convertible Bonds - 2.9%
Consumer Discretionary - 0.2%
        89,000 Citadel Broadcasting Corp. #                                               1.88      02/15/11         73,425
       106,000 Kellwood Co. ~ #                                                           3.50      06/15/34         91,823
       138,000 Mesa Air Group, Inc.  #                                                    2.48      06/16/23         65,377
       101,000 Playboy Enterprises, Inc. #                                                3.00      03/15/25         88,754
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    319,379
                                                                                                             ---------------
                                                                                                             ---------------

Consumer Staples - 0.2%
       160,000 Conmed Corp. #                                                             2.50      11/15/24        132,000
        82,000 FTI Consulting, Inc.  #                                                    3.75      04/15/12         91,635
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    223,635
                                                                                                             ---------------
                                                                                                             ---------------

Energy - 0.0%
        30,000 Oil States International, Inc. #                                           2.38      07/01/25         38,888
                                                                                                             ---------------
                                                                                                             ---------------

Financials - 0.5%
       225,000 American Equity Investment Life Holding Co. #                              5.25      12/06/24        235,969
        76,000 Compucredit Corp. #                                                        3.63      05/30/25         83,980
        57,000 Compucredit Corp. #                                                        5.88      11/30/35         56,145
       100,000 Fairfax Financial                                                          5.00      07/15/23         88,375
       100,000 Leucadia National Corp.                                                    3.75      04/15/14        143,625
       150,000 Trizec Hahn Corp.                                                          3.00      01/29/21        137,062
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    745,156
                                                                                                             ---------------
                                                                                                             ---------------

Health Care - 0.8%
        78,000 American Medical Systems Holdings, Inc.  #                                 3.25      07/01/36         83,362
       119,000 CV Therapeutics, Inc. + #                                                  3.25      08/16/13        100,704
       147,000 Human Genome Sciences, Inc. #                                              2.25      08/15/12        129,360
       160,000 ICOS Corp.  #                                                              2.00      07/01/23        131,600
       150,000 Invitrogen Corp. #                                                         3.25      06/15/25        141,375
       112,000 LifePoint Hospitals, Inc. #                                                3.25      08/15/25         95,760
       118,000 Omnicare, Inc. #                                                           3.25      12/15/35        107,528
       108,000 Pharmaceutical Resources, Inc. #                                           2.88      09/30/10         88,560
       151,000 Valeant Pharmaceuticals #                                                  4.00      11/15/13        131,370
        95,000 Watson Pharmaceutical, Inc.  #                                             1.75      03/15/23         83,837



                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  1,093,456
                                                                                                             ---------------
                                                                                                             ---------------

Industrials - 0.2%
       129,000 EDO Corp. #                                                                4.00      11/15/25        126,259
        83,000 Trinity Industries, Inc.  #                                                3.88      06/01/36         86,527
        84,000 Wilson Greatbatch Technologies, Inc. #                                     2.25      06/15/13         73,500
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    286,286
                                                                                                             ---------------
                                                                                                             ---------------
Information Technology - 0.5%
        78,000 Amkor Tech, Inc.                                                           2.50        40,678         72,248
       104,000 CIBER, Inc. #                                                              2.88      12/15/23         93,080
       147,000 Hutchinson Technology, Inc.  #                                             3.25       1/15/26        129,727
        94,000 ON Semiconductor Corp. +/-  #                                              6.75      04/15/24         79,665
       100,000 Sandisk Corp.  #                                                           1.00      05/15/13         88,750
       185,000 WebMD Corp. #                                                              3.13      09/01/25        191,706
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    655,176
                                                                                                             ---------------
                                                                                                             ---------------

Telecommunication Services - 0.4%
        83,000 Dobson Communications Corp.  #                                             1.50      10/01/25         83,104
        51,000 Global Crossing, Ltd.  #                                                   5.00      05/15/11         49,598
       100,000 Level 3 Communications ~                                                  12.88      03/15/10        101,500
        48,000 Level 3 Communications ~  #                                                3.50      06/15/12         48,840
       108,000 Qwest Communications International, Inc. #                                 3.50      11/15/25        164,160
        74,000 Time Warner Telecom, Inc. #                                                2.38      4/1/2026         76,867
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    524,069
                                                                                                             ---------------
                                                                                                             ---------------


Utilities - 0.1%
       330,000 Calpine Corp.                                                              4.75      11/15/23        148,500
        65,000 Public Service Entrprise Group +                                           5.31      09/21/08         65,134
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    213,634
                                                                                                             ---------------
                                                                                                             ---------------

Total Convertible Bonds (Cost $4,161,539)                                                                         4,099,679
                                                                                                             ---------------
                                                                                                             ---------------

Corporate Non-Convertible Bonds - 3.4%
Consumer Discretionary - 0.6%
        12,736 Continental Airlines, Inc.                                                 6.41      04/15/07         12,677
       120,944 Continental Airlines, Inc.                                                 6.90      01/02/18        121,500
       137,862 Continental Airlines, Inc.                                                 7.46      04/01/15        133,783
       100,000 Dana Corporation                                                           9.00      08/15/11         86,000
       200,000 Dana Corporation                                                           5.85      01/15/15        152,000
        70,000 Ford Motor Co.                                                             7.45      07/16/31         50,925
       120,000 General Motors                                                             8.38      07/15/33         97,200
       149,665 Northwest Airlines, Inc.                                                   7.04      04/01/22        149,384
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    803,469
                                                                                                             ---------------
                                                                                                             ---------------


Financials - 2.1%
        32,000 Arch Capital Group, Ltd.                                                   7.35      05/01/34         31,980
        60,000 BankBoston Capital Trust II, Series B                                      7.75      12/15/26         62,723
       170,000 Colonial Bank NA                                                           6.38      02/01/15        168,896
        75,000 Developers Diversified Realty Corp.                                        4.63      08/01/10         71,485
        65,000 Equity One, Inc.                                                           5.38      10/15/15         60,609
       249,418 FHASI, Series 2003-10 2A1                                                  4.75      01/25/19        240,670
       204,000 Finova Group, Inc.                                                         7.50      11/15/09         61,200
       110,000 Ford Motor Credit Co.                                                      7.00      10/01/13         94,798
       100,000 General Motors Accept Corp. ~                                              7.43      12/01/14         97,052
       120,000 Goldman Sachs Group, Inc.                                                  5.35      01/15/16        113,535
       232,000 Health Care Property Investors, Inc. MTN                                   5.63      05/01/17        216,404
        50,000 Highwoods Realty, LP                                                       7.00      12/01/06         50,147
        85,000 Highwoods Realty, LP                                                       7.50      04/15/18         89,694
       135,000 Lehman Brothers Holdings, Inc.                                             5.50      04/04/16        129,238
        31,000 Lehman Brothers Holdings, Inc. +                                           5.32      11/30/10         28,024
       151,000 Lehman Brothers Holdings, Inc. +                                           5.45      06/20/16        148,010
       183,000 Merrill Lynch & Co.                                                        6.05      05/16/16        182,128
        60,000 New Plan Excel Realty Trust                                                5.13      09/15/12         56,895
       200,000 Post Apartment Homes, LP.                                                  6.30      06/01/13        199,496
       160,000 Reckson Operating Partnership                                              6.00      03/31/16        155,210



        49,000 Shurgard Storage Centers, Inc.                                             5.88      03/15/13         48,739
       100,000 Shurgard Storage Centers, Inc.                                             7.75      02/22/11        106,522
       180,000 Simon Property Group, LP                                                   5.75      05/01/12        177,544
        32,000 Washington Real Estate Investment Trust                                    5.35      05/01/15         30,142
       175,000 Washington Real Estate Investment Trust                                    5.95      06/15/11        174,730
       170,000 Weingarten Realty Investors                                                4.99      09/03/13        160,198
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  2,956,069
                                                                                                             ---------------
                                                                                                             ---------------
Industrials -0.2%
       300,000 Delphi Corp.                                                               6.50      08/15/13        235,500
                                                                                                             ---------------
                                                                                                             ---------------


Materials - 0.2%
       110,000 Barrick Gold Financial Co.                                                 5.80      11/15/34         98,144
       135,000 Oregon Steel Mills, Inc.                                                  10.96      07/15/09        141,750
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    239,894
                                                                                                             ---------------
                                                                                                             ---------------

Utilities - 0.3%
       500,000 Calpine Corp.                                                             10.50      05/15/49        352,500
        10,000 Calpine Corp.                                                              7.88      04/01/08          7,050
        70,000 Entergy Louisiana, LLC                                                     5.56      09/01/15         65,908
        55,000 Swepco Capital Trust I +                                                   5.25      10/01/43         54,048
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                    479,506
                                                                                                             ---------------
                                                                                                             ---------------

Total Non-Convertible Bonds (Cost $4,616,077)                                                                     4,714,438
                                                                                                             ---------------
                                                                                                             ---------------

US Government and Agency Obligations - 8.8%
Mortgage Backed Securities - 2.5%
       205,000 FHLMC FHR 2929 PE                                                          5.00      05/15/33        191,175
        56,810 FHLMC Pool #1L0113 +                                                       5.77      05/01/35         57,634
        75,000 FHLMC Series 2433 SA +                                                     7.42      02/15/32         72,268
       102,487 FHR Series 2881 IA +/-                                                     6.00      08/15/34         23,589
       140,000 FNMA (a)                                                                   4.50      07/01/35        126,875
       385,000 FNMA (a)                                                                   5.50      07/01/18        377,901
       187,065 FNMA FNR 2001-52 YZ                                                        6.50      10/25/31        189,459
       115,646 FNMA FNR 2001-81 QG                                                        6.50      01/25/32        117,217
       225,000 FNMA FNR 2006-4 WE                                                         4.50      02/25/36        193,776
        55,782 FNMA Pool #673743 +                                                        5.12      11/01/32         56,224
       105,310 FNMA Pool #708856 +                                                        4.99      06/01/33        105,471
       137,803 FNMA Pool #735881                                                          6.00      11/01/34        136,098
        77,735 FNMA Pool #841741 +                                                        5.06      09/01/35         75,047
       287,857 FNMA Pool #545639 +                                                        6.50      04/01/32        291,865
        96,143 FNMA Pool #555177                                                          4.86      01/01/33         93,433
       272,107 FNMA Pool #735861                                                          6.50      09/01/33        274,761
       260,501 FNMA Pool #764388 +                                                        4.97      03/01/34        248,305
       294,897 FNMA Pool #895506 +                                                        5.78      06/01/36        291,967
        59,721 GNMA Pool #80610 +                                                         4.38      06/20/32         59,938
       130,436 GNMA Pool #81136 +                                                         5.00      11/20/34        130,586
       177,538 GNMA Pool #81432 +                                                         4.00      08/20/35        175,284
       172,403 GNMA Pool #81435 +                                                         4.50      08/20/35        172,763
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  3,461,636
                                                                                                             ---------------
                                                                                                             ---------------

US Treasury Securities - 6.3%
       764,000 US Treasury Note - Strip - (PO) +/-                                        4.36%     08/15/09        652,625
     3,362,000 US Treasury Note                                                           4.88      04/30/11      3,328,777
       233,000 US Treasury Bond                                                           8.13      08/15/19        295,055
       835,000 US Treasury Bond                                                           6.13      11/15/27        922,871
       874,000 US Treasury Note                                                           4.88      05/15/09        868,333
     1,130,000 US Treasury Note                                                           3.38      10/15/09      1,071,559
       591,000 US Treasury Note                                                           4.88      02/15/12        584,721
     1,150,000 US Treasury Note                                                           4.25      11/15/14      1,081,899
                                                                                                             ---------------
                                                                                                             ---------------
                                                                                                                  8,805,840
                                                                                                             ---------------
                                                                                                             ---------------

Total US Government and Agency Obligations (Cost $12,411,044)                                                    12,267,476
                                                                                                             ---------------
                                                                                                             ---------------

Total Fixed-Income Securities (Cost $25,375,572)                                                                 25,210,572
                                                                                                             ---------------
                                                                                                             ---------------



    Shares     Security Description                                                                              Value
Mutual Funds - 2.4%
         3,300 iShares Russell 2000 Index Fund                                                                      242,583
       250,113 Loomis Sayles Investment Grade Fixed Income Fund + ?                                               3,056,383
                                                                                                             ---------------
                                                                                                             ---------------
Total Mutual Funds (Cost $3,491,130)                                                                              3,298,966
                                                                                                             ---------------
                                                                                                             ---------------

  Principal    Security Description                                                                              Value
Short-Term Investments - 24.1%
Money Market Deposit Account - 23.7%
  $ 33,048,274 Citibank Money Market Deposit Account, 4.80% (Cost $33,048,274)#                                  33,048,274
                                                                                                             ---------------
                                                                                                             ---------------

Commercial Paper - 0.4%
       225,000 Alcoa, Inc.                                                                                          223,797
       310,000 General Electric Capital Corp.                                                                       306,642
                                                                                                             ---------------
                                                                                                             ---------------
Total Commercial Paper (Cost $530,439)                                                                              530,439
                                                                                                             ---------------
                                                                                                             ---------------

Rights - 0.0%
       150,000 Comdisco Holding Co. (Cost $51,260)                                                                   43,500
                                                                                                             ---------------
                                                                                                             ---------------

Total Short-Term Investments (Cost $33,629,973)                                                                  33,622,213
                                                                                                             ---------------
                                                                                                             ---------------

  Number of                                                                             Strike   Expiration
  Contracts                         Security Description                                 Price      Date         Value

Put Options Purchased - 0.3%
            30 Amazon.com                                                                30.00      01/21/09          9,450
            30 Advances Micro Devices                                                    30.00      01/21/09         10,350
            18 Amgen, Inc.                                                               60.00      01/21/09          8,730
            18 Amgen, Inc.                                                               70.00      01/21/09         15,300
            15 Apple Computer, Inc.                                                      50.00      01/21/09         11,250
            15 Bear Stearns Cos, Inc.                                                   130.00      01/21/09         19,125
            14 Centex Corp.                                                              50.00      01/23/08          9,870
            18 Centex Corp.                                                              40.00      01/23/09          8,280
            30 Circuit City Stores, Inc.                                                 30.00      01/21/09         18,750
            30 Comcast Corp.                                                             30.00      01/21/09          7,650
            30 Countrywide Financial Corp.                                               25.00      01/21/09          5,400
            30 Countrywide Financial Corp.                                               30.00      01/21/06          8,775
            24 Dell, Inc.                                                                20.00      01/23/08          2,640
            36 Dell, Inc.                                                                30.00      01/23/08         21,240
            16 DR Horton, Inc.                                                           30.00      01/23/08         12,480
            28 eBay, Inc.                                                                35.00      01/23/08         21,840
            28 General Electric Co.                                                      30.00      01/23/08          4,410
             6 Google, Inc., Class A                                                    240.00      01/23/08          5,220
            30 Hovnanian Enterprises, Inc., Class A                                      35.00      01/23/08         23,550
             7 Hovnanian Enterprises, Inc., Class A                                      50.00      01/23/08         13,825
            18 Kohl's Corp.                                                              50.00      01/21/09          7,380
            18 Lowes Cos, Inc.                                                           60.00      01/21/09         12,330
            16 Lennar Corp., Class A                                                     50.00      01/23/08         15,200
            30 Microsoft Corp.                                                           20.00      01/21/09          4,050
            15 Nike, Inc.                                                                80.00      01/21/09         11,325
            18 Proctor & Gamble, Co.                                                     50.00      01/21/09          5,310
            17 Pulte Homes, Inc.                                                         25.00      01/21/09          6,970
            16 Ryland Group, Inc.                                                        60.00      01/23/08         28,560
            18 Ryland Group, Inc.                                                        40.00      01/21/09         13,050
            18 Target Corp.                                                              40.00      01/21/09          5,040
            28 Toll Brothers, Inc.                                                       30.00      01/23/08         19,180
            30 Yahoo!, Inc.                                                              30.00      01/23/08          8,325
                                                                                                             ---------------
                                                                                                             ---------------
Total Put Options Purchased (Premiums Paid $343,225)                                                                374,855
                                                                                                             ---------------
                                                                                                             ---------------

Total Long Positions - 102.4%  (Cost $139,632,200)*                                                             142,793,807
Total Short Positions - (35.2)% (Cost $(50,482,570))                                                            (49,152,352)
Total Call Options Written - (0.4)% (Premiums Received $(671,092))                                                 (564,985)
Other Assets & Liabilities, Net - 33.2%                                                                          46,418,167
                                                                                                             ---------------
                                                                                                             ---------------
NET ASSETS - 100.0%                                                                                           $ 139,494,637
                                                                                                             ===============
                                                                                                             ===============


--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


        Shares     Security Description                                       Value
Securities Sold Short - (35.2)%
Common Stock - (35.2)%
Consumer Discretionary - (8.7)%
        (5,145)99 Cents Only Stores                                          $ (53,817)
        (3,400)A.C. Moore Arts & Crafts                                        (55,454)
        (1,000)Advisory Board Co.                                              (48,090)
        (2,875)Advo, Inc.                                                      (70,754)
        (4,300)Airtran Holdings, Inc.                                          (63,898)
        (4,905)American Axle & Manufacturing Holdings, Inc.                    (83,925)
        (4,620)Apollo Group, Inc., Class A                                    (238,714)
        (3,200)Autonation, Inc.                                                (68,608)
        (2,700)Aviall, Inc.                                                   (128,304)
        (1,800)Avon Products, Inc.                                             (55,800)
          (100)Beazer Homes USA, Inc.                                           (4,587)
        (4,160)Bed Bath & Beyond, Inc.                                        (137,987)
          (800)BorgWarner, Inc.                                                (52,080)
        (3,700)Brunswick Corp.                                                (123,025)
        (7,450)Cablevision Systems Corp.                                      (159,803)
        (2,160)Carmax, Inc.                                                    (76,594)
        (4,000)Carmike Cinemas, Inc.                                           (84,320)
        (3,000)Carnival Corp.                                                 (125,220)
        (1,600)Carters, Inc.                                                   (42,288)
        (1,000)Centex Corp.                                                    (50,300)
        (8,210)Cheesecake Factory                                             (221,260)
        (9,500)Chico's FAS, Inc.                                              (256,309)
        (1,500)Cintas Corp.                                                    (59,640)
          (874)Citadel Broadcasting Corp.                                       (7,779)
        (8,235)Coldwater Creek, Inc.                                          (220,368)
        (4,410)Comcast Corp., Class A                                         (144,383)
        (4,815)Cooper Tire & Rubber Co.                                        (53,639)
        (8,215)Cost Plus, Inc.                                                (120,432)
          (900)Costco Wholesale Corp.                                          (51,417)
        (2,625)Davita, Inc.                                                   (130,463)
        (6,970)Deluxe Corp.                                                   (121,836)
        (2,500)DeVry, Inc.                                                     (54,925)
        (2,235)Dicks Sporting Goods, Inc.                                      (88,506)
       (14,885)Dollar General Corp.                                           (208,092)
        (6,550)Dow Jones & Co.,  Inc.                                         (229,315)
        (1,900)DR Horton, Inc.                                                 (45,258)
        (2,995)DSW, Inc., Class A                                             (109,078)
        (4,790)EchoStar Communications Corp., Class A                         (147,580)
        (2,830)Fastenal Co.                                                   (114,021)
        (7,123)Ford Motor Co.                                                  (49,362)
        (2,200)Four Seasons Hotels, Inc.                                      (135,168)
        (2,200)Gamestop Corp., Class A                                         (92,400)
        (2,195)Gannett Co., Inc.                                              (122,766)
        (4,760)Gaylord Entertainment Co.                                      (207,726)
        (2,900)Genuine Parts Co.                                              (120,814)
        (4,055)Getty Images, Inc.                                             (257,533)
        (2,800)Goodyear Tire & Rubber Co.                                      (31,080)
        (3,725)Guitar Center, Inc.                                            (165,651)
        (6,240)H&R Block, Inc.                                                (148,886)
        (4,920)Harley-Davidson, Inc.                                          (270,058)
          (975)Harrah's Entertainment, Inc.                                    (69,401)
        (6,235)HOT Topic, Inc.                                                 (71,765)
          (200)Hovnanian Enterprises, Inc., Class A                             (6,016)
       (20,030)Interpublic Group of Cos., Inc.                                (167,251)
        (6,360)Iron Mountain, Inc.                                            (237,736)
       (13,600)JetBlue Airways Corp.                                          (165,104)



       (10,570)Jo-Ann Stores, Inc.                                            (154,851)
        (5,000)JOS A. Bank Clothiers, Inc.                                    (119,800)
          (100)KB Home                                                          (4,585)
          (795)Kellwood Co.                                                    (23,270)
        (3,000)Kenneth Cole Production, Class A                                (66,990)
        (1,900)Laureate Education, Inc.                                        (80,997)
        (1,300)Lennar Corp., Class A                                           (57,681)
        (3,100)LKQ Corp.                                                       (58,900)
          (800)Lowe's Cos., Inc.                                               (48,536)
          (700)Magna International, Inc., Class A                              (50,379)
        (1,700)MarineMax, Inc.                                                 (44,591)
        (4,080)Marriott International, Inc., Class A                          (155,530)
          (900)MDC Holdings, Inc.                                              (46,737)
        (4,388)Mesa Air Group, Inc.                                            (43,222)
        (3,240)MGM Mirage                                                     (132,192)
        (5,220)Nautilus, Inc.                                                  (82,006)
        (4,530)Navistar International Corp.                                   (111,483)
       (10,250)New York Times, Inc., Class A                                  (251,534)
        (5,830)Newell Rubbermaid, Inc.                                        (150,589)
        (1,400)O'Reilly Automotive, Inc.                                       (43,666)
        (3,100)Orient-Express Hotels, Ltd.                                    (120,404)
        (6,895)OSI Restaurant Partners, Inc.                                  (238,566)
        (1,300)Oxford Industries, Inc.                                         (51,233)
        (4,800)PEP Boys-Manny Moe & Jack                                       (56,304)
        (9,860)Petco Animal Supplies, Inc.                                    (201,439)
        (2,830)PF Chang's China Bistro, Inc.                                  (107,597)
        (1,600)Phillips-Van Heusen                                             (61,056)
       (12,200)Pier 1 Imports, Inc.                                            (85,156)
        (3,562)Playboy Enterprises, Inc., B Shares                             (35,549)
        (3,440)Polaris Industries, Inc.                                       (148,952)
          (900)Polo Ralph Lauren Corp.                                         (49,410)
        (1,400)Pool Corp.                                                      (61,082)
       (11,900)Progressive Gaming International Corp.                          (92,820)
          (100)Pulte Homes, Inc.                                                (2,879)
       (13,345)Quiksilver, Inc.                                               (162,542)
        (5,720)RadioShack Corp.                                                (80,080)
       (10,500)Readers Digest Association, Inc.                               (146,580)
        (1,800)Regis Corp.                                                     (64,098)
        (5,410)Ross Stores, Inc.                                              (151,751)
        (1,700)Royal Caribbean Cruises, Ltd.                                   (65,025)
          (600)Ryland Group, Inc.                                              (26,142)
        (1,700)Scholastic Corp.                                                (44,149)
        (3,200)School Specialty, Inc.                                         (101,920)
        (1,366)Six Flags, Inc.                                                  (7,677)
        (2,700)Southwest Airlines Co.                                          (44,199)
        (1,800)Standard-Pacific Corp.                                          (46,260)
          (900)Station Casinos, Inc.                                           (61,272)
        (1,200)Target Corp.                                                    (58,644)
        (3,600)Technical Olympic USA, Inc.                                     (51,696)
        (4,245)Tivo, Inc.                                                      (30,352)
        (6,350)TJX Cos., Inc.                                                 (145,161)
        (5,820)Toll Brothers, Inc.                                            (148,817)
        (1,510)Tractor Supply Co.                                              (83,458)
        (3,600)True Religion Apparel, Inc.                                     (63,720)
        (3,100)Tuesday Morning Corp.                                           (40,765)
       (17,390)Urban Outfitters, Inc.                                         (304,151)
        (5,310)Valassis Communications, Inc.                                  (125,263)
        (4,945)Walgreen Co.                                                   (221,733)
        (2,000)Wal-Mart Stores, Inc.                                           (96,340)
          (590)WESCO International, Inc.                                       (39,388)
        (1,305)Wynn Resorts, Ltd.                                              (95,657)



        (7,280)XM Satellite Holdings, Inc., Class A                           (106,652)
                                                                    -------------------
                                                                           (12,080,064)
                                                                    -------------------
 Consumer Staples - (2.6)%
        (1,400)Alberto-Culver Co.                                              (68,208)
          (700)Altria Group, Inc.                                              (51,401)
        (1,740)Andersons, Inc.                                                 (72,401)
        (2,500)Archer-Daniels-Midland Co.                                     (103,200)
        (3,000)Bright Horizons Family Solutions, Inc.                         (113,070)
          (900)Brown-Forman Corp., Class B                                     (64,521)
        (1,000)Bunge, Ltd.                                                     (50,250)
        (1,600)Colgate-Palmolive Co.                                           (95,840)
        (3,200)Conagra Foods, Inc.                                             (70,752)
        (1,785)Corinthian Colleges, Inc.                                       (25,633)
        (1,200)Corrections Corp. of America                                    (63,528)
        (1,745)Fortune Brands, Inc.                                           (123,912)
        (4,695)Fossil, Inc.                                                    (84,557)
        (3,600)Fresh Del Monte Products, Inc.                                  (62,172)
        (2,072)FTI Consulting, Inc.                                            (55,467)
        (1,950)Great Atlantic & Pacific Tea Corp.                              (44,304)
        (2,100)Hain Celestial Group, Inc.                                      (54,096)
        (4,165)Hershey Co.                                                    (229,366)
        (3,400)Hudson Highland Group, Inc.                                     (36,686)
        (1,500)Johnson & Johnson                                               (89,880)
        (2,520)Monsanto Co.                                                   (212,158)
        (2,700)Navigant Consulting, Inc.                                       (61,155)
        (4,200)Red Robin Gourmet Burgers, Inc.                                (178,752)
        (2,880)Resources Connection, Inc.                                      (72,058)
        (1,635)Sanderon Farms, Inc.                                            (45,764)
        (8,430)Sara Lee Corp., Inc.                                           (135,049)
        (1,715)Scotts Miracle-Gro Co., A Shares                                (72,579)
        (3,000)Senomyx, Inc.                                                   (43,290)
        (5,800)SFBC International, Inc.                                        (87,928)
        (5,875)Sysco Corp.                                                    (179,540)
        (9,590)Tyson Foods, Inc., Class A                                     (142,507)
        (1,500)United Natural Foods, Inc.                                      (49,530)
        (5,190)Whole Foods Market, Inc.                                       (335,481)
        (8,925)WM Wrigley Jr. Co.                                             (404,837)
          (440)WM Wrigley Jr. Co., Class B                                     (19,932)
                                                                    -------------------
                                                                            (3,599,804)
                                                                    -------------------

 Energy - (4.3)%
          (870)Apache Corp.                                                    (59,377)
        (1,820)Arch Coal, Inc.                                                 (77,113)
        (1,600)ATP Oil & Gas Corp.                                             (67,088)
        (1,835)Atwood Oceanics, Inc.                                           (91,016)
        (2,100)Baker Hughes, Inc.                                             (171,885)
        (2,205)BJ Services Co.                                                 (82,158)
        (2,800)Cameron International Corp.                                    (133,756)
          (900)CARBO Ceramics, Inc.                                            (44,217)
        (1,800)Carrizo Oil & Gas, Inc.                                         (56,358)
        (4,300)Cheniere Energy, Inc.                                          (158,928)
        (6,383)Chesapeake Energy Corp.                                        (193,086)
        (2,690)Chevron Corp.                                                  (166,941)
        (1,210)Consol Energy, Inc.                                             (56,531)
        (5,600)Covanta Holding Corp.                                           (98,840)
          (600)Crosstex Energy, Inc.                                           (57,048)
        (5,600)Delta Petroleum Corp.                                           (95,928)
        (9,390)El Paso Corp.                                                  (140,850)
        (4,400)Enbridge, Inc.                                                 (134,508)
        (2,300)Energy Partners, Ltd.                                           (43,585)
        (2,500)EOG Resources, Inc.                                            (173,350)



        (4,580)Equitable Resources, Inc.                                      (153,430)
        (6,600)Evergreen Solar, Inc.                                           (85,668)
        (3,195)Exxon Mobil Corp.                                              (196,013)
        (6,500)Gasco Energy, Inc.                                              (28,925)
        (1,690)GlobalSantaFe Corp.                                             (97,598)
        (2,500)Goodrich Petroleum Corp.                                        (70,975)
        (2,710)Hess Corp.                                                     (143,224)
        (1,500)James River Coal Co.                                            (39,735)
        (5,270)Massey Energy Co.                                              (189,720)
        (2,920)Murphy Oil Corp.                                               (163,111)
        (2,900)Nabors Industries, Ltd.                                         (97,991)
        (8,900)NGAS Resources, Inc.                                            (70,221)
        (2,840)Noble Corp.                                                    (211,353)
          (772)Oil States International, Inc.                                  (26,464)
        (3,070)Patterson-UTI Energy, Inc.                                      (86,912)
        (2,725)Peabody Energy Corp.                                           (151,919)
        (4,270)Plains Exploration & Production Co.                            (173,106)
        (3,890)Questar Corp.                                                  (313,106)
        (6,080)Quicksilver Resources, Inc.                                    (223,805)
        (1,700)Range Resources Corp.                                           (46,223)
        (1,300)Rowan Cos., Inc.                                                (46,267)
        (2,595)Royal Dutch Shell plc ADR, Class A                             (173,813)
        (2,260)Smith International, Inc.                                      (100,502)
        (2,300)Southwestern Energy Co.                                         (71,668)
          (800)Suncor Energy, Inc.                                             (64,808)
        (2,390)Sunoco, Inc.                                                   (165,603)
        (3,600)Swift Energy Co.                                               (154,548)
        (2,100)Total SA                                                       (137,592)
        (2,200)TransCanada Corp.                                               (63,096)
          (700)Transocean, Inc.                                                (56,224)
        (1,660)Unit Corp.                                                      (94,437)
        (8,900)Warren Resources, Inc.                                         (127,804)
                                                                    -------------------
                                                                            (5,928,424)
                                                                    -------------------

 Financials - (5.1)%
        (1,950)Allied Capital Corp.                                            (56,101)
        (1,700)American Capital Strategies, Ltd.                               (56,916)
       (16,010)American Equity Investment Life Holding Co.                    (170,667)
          (950)American International Group, Inc.                              (56,098)
        (5,100)Arthur J. Gallagher & Co.                                      (129,234)
        (4,525)Bank of America Corp.                                          (217,652)
        (8,200)BankAtlantic Bancorp, Inc., Class A                            (121,688)
        (1,250)BB& T Corp.                                                     (51,988)
        (1,100)Bear Stearns Cos., Inc.                                        (154,088)
          (700)Capital One Financial Corp.                                     (59,815)
        (5,195)Charles Schwab Corp.                                            (83,016)
        (1,480)Citigroup, Inc.                                                 (71,395)
        (2,200)CNA Financial Corp.                                             (72,512)
        (5,680)Commerce BanCorp., Inc.                                        (202,606)
        (2,400)Compass Bancshares, Inc.                                       (133,440)
        (2,229)CompuCredit Corp.                                               (85,683)
        (1,200)East West Bancorp, Inc.                                         (45,492)
        (1,850)Equity Residential, REIT                                        (82,751)
        (1,800)Euronet Worldwide, Inc.                                         (69,066)
        (1,200)Everest Re Group, Ltd.                                         (103,884)
        (3,100)Fidelity Bankshares, Inc.                                       (98,642)
        (5,200)Fifth Third Bancorp                                            (192,140)
        (1,400)First Horizon National Corp.                                    (56,280)
        (2,700)First Midwest Bancorp, Inc.                                    (100,116)
        (1,235)Hospitality Properties Trust                                    (54,241)
       (11,200)Housevalues, Inc.                                               (77,616)



        (1,900)Investors Financial Services Corp.                              (85,310)
        (7,365)IPC Holdings, Ltd.                                             (181,621)
          (500)Legg Mason, Inc.                                                (49,760)
          (300)Markel Corp.                                                   (104,100)
        (2,100)Max Re Capital, Ltd.                                            (45,864)
        (5,500)MCG Capital Corp.                                               (87,450)
        (4,370)Mills Corp., REIT                                              (116,898)
        (6,300)Montpelier Re Holdings, Ltd.                                   (108,927)
        (1,560)Nasdaq Stock Market, Inc.                                       (46,644)
        (8,610)New York Community Bancorp, Inc.                               (142,151)
        (1,640)Nuveen Investments, Inc.                                        (70,602)
        (1,070)NYSE Group, Inc.                                                (73,274)
        (1,600)Pacific Capital Bancorp                                         (49,792)
        (2,680)PartnerRe, Ltd.                                                (171,654)
        (2,700)People's Bank                                                   (88,695)
        (6,600)Phoenix Cos, Inc.                                               (92,928)
        (5,100)Platinum Underwriters Holdings, Ltd.                           (142,698)
        (6,870)Popular, Inc.                                                  (131,904)
        (1,620)Regions Financial Corp.                                         (53,654)
        (1,790)RenaissanceRe Holdings, Ltd.                                    (86,743)
          (855)Simon Property Group, Inc., REIT                                (70,914)
        (6,285)SLM Corp.                                                      (332,602)
          (200)South Financial Group, Inc.                                      (5,282)
        (1,811)Sovereign Bancorp, Inc.                                         (36,786)
        (1,500)Sun Life Financial, Inc.                                        (59,895)
        (5,520)Synovus Financial Corp.                                        (147,826)
        (3,000)The St. Joe Co.                                                (139,620)
        (5,410)TCF Financial Corp.                                            (143,095)
        (9,370)TD Banknorth, Inc.                                             (138,770)
       (11,200)UCBH Holdings, Inc.                                            (185,248)
        (2,860)United Dominion Realty Trust, Inc., REIT                        (80,109)
        (1,900)United Fire & Casualty Co.                                      (57,247)
        (5,700)Universal American Financial Corp.                              (74,955)
        (2,400)UnumProvident Corp.                                             (43,512)
        (5,145)Valley National Bancorp                                        (132,278)
          (755)Vornado Realty Trust, REIT                                      (73,650)
        (3,080)Washington Federal, Inc.                                        (71,425)
        (2,500)Washington Mutual, Inc.                                        (113,950)
        (1,770)Webster Financial Corp.                                         (83,969)
        (2,100)Westamerica Bancorporation                                     (102,837)
        (4,370)Willis Group Holdings, Ltd.                                    (140,277)
        (1,500)Wintrust Financial Corp.                                        (76,275)
        (4,405)XL Capital, Ltd., Class A                                      (270,027)
                                                                    -------------------
                                                                            (7,114,345)
                                                                    -------------------

 Health Care - (3.4)%
        (7,245)Abraxis BioScience, Inc.                                       (172,721)
        (2,115)Advanced Medical Optics, Inc.                                  (107,230)
       (10,790)Affymetrix, Inc.                                               (276,224)
          (600)Alcon, Inc.                                                     (59,130)
        (2,808)American Medical Systems Holdings, Inc.                         (46,753)
        (7,910)Apria Healthcare Group, Inc.                                   (149,499)
        (4,500)Beckman Coulter, Inc.                                          (249,975)
       (13,735)Boston Scientific Corp.                                        (231,297)
        (2,400)Caremark Rx, Inc.                                              (119,688)
        (4,204)Conmed Corp.                                                    (87,023)
        (2,105)Cooper Cos., Inc.                                               (93,230)
        (1,795)Covance, Inc.                                                  (109,890)
        (2,868)CV Therapeutics, Inc.                                           (40,066)
        (1,400)Cyberonics, Inc.                                                (29,848)
          (800)Eli Lilly & Co.                                                 (44,216)



        (5,500)Health Management Associates, Class A                          (108,405)
        (1,500)Hillenbrand Industries, Inc.                                    (72,750)
        (6,139)Human Genome Sciences, Inc.                                     (65,687)
          (780)ICOS Corp.                                                      (17,152)
        (3,640)ImClone Systems, Inc.                                          (140,650)
          (955)Integra LifeSciences Holdings Corp.                             (37,064)
          (841)Invitrogen Corp.                                                (55,565)
        (3,750)Kos Pharmaceuticals, Inc.                                      (141,075)
        (3,006)LifePoint Hospitals, Inc.                                       (96,583)
        (1,510)Matria Healthcare, Inc.                                         (32,344)
        (1,200)Medco Health Solutions, Inc.                                    (68,736)
        (2,500)Medicines Co.                                                   (48,875)
        (2,425)Medtronic, Inc.                                                (113,781)
        (1,200)Mentor Corp.                                                    (52,200)
        (2,700)Nektar Therapeutics                                             (49,518)
        (1,037)Omnicare, Inc.                                                  (49,175)
        (4,400)Option Care, Inc.                                               (52,712)
        (6,900)OraSure Technologies, Inc.                                      (65,688)
        (5,243)Par Pharmaceutical Cos., Inc.                                   (96,786)
        (6,585)Patterson Cos., Inc.                                           (230,014)
        (7,810)PDL BioPharma, Inc.                                            (143,782)
        (1,575)PolyMedica Corp.                                                (56,637)
        (1,300)Resmed, Inc.                                                    (61,035)
        (2,920)Sepracor, Inc.                                                 (166,849)
        (3,255)Smith & Nephew plc ADR                                         (125,415)
        (4,480)St. Jude Medical, Inc.                                         (145,242)
        (1,675)Stryker Corp.                                                   (70,534)
        (1,300)Sunrise Senior Living, Inc.                                     (35,945)
        (4,200)Taro Pharmaceuticals Industries, Ltd.                           (44,562)
        (3,600)Telik, Inc.                                                     (59,400)
        (1,900)Triad Hospitals, Inc.                                           (75,202)
        (1,900)United Surgical Partners                                        (57,133)
        (1,815)Universal Health Services                                       (91,222)
       (10,653)Valeant Pharmaceuticals International                          (180,249)
          (831)Watson Pharmaceuticals, Inc.                                    (19,346)
          (800)WellPoint, Inc.                                                 (58,216)
                                                                    -------------------
                                                                            (4,802,319)
                                                                    -------------------

 Industrials - (4.5)%
        (2,000)Alexander & Baldwin, Inc.                                       (88,540)
        (4,940)American Power Conversion Corp.                                 (96,281)
        (1,300)Ametek, Inc.                                                    (61,594)
        (1,000)Amphenol Corp., Class A                                         (55,960)
        (2,100)Argon ST, Inc.                                                  (55,923)
        (8,550)Ball Corp.                                                     (316,691)
          (600)Boeing Co.                                                      (49,146)
        (2,100)Brady Corp., Class A                                            (77,364)
        (1,700)Briggs & Stratton Corp.                                         (52,887)
        (1,400)Caterpillar, Inc.                                              (104,272)
        (9,050)Cendant Corp.                                                  (147,425)
       (12,150)Chicago Bridge & Iron Co. N.V.                                 (293,423)
        (3,330)ChoicePoint, Inc.                                              (139,094)
        (1,400)CH Robinson Worldwide                                           (74,620)
       (11,670)Cogent, Inc.                                                   (175,867)
        (9,260)Crown Holdings, Inc.                                           (144,178)
        (4,580)Donaldson Co., Inc.                                            (155,125)
        (6,410)Eastman Kodak, Co.                                             (152,430)
        (2,641)EDO Corp.                                                       (64,282)
        (3,900)Energy Conversion Devices, Inc.                                (142,077)
        (8,000)ENGlobal Corp.                                                  (62,320)
        (2,900)ESCO Technologies, Inc.                                        (155,005)



        (1,000)Federal Signal Corp.                                            (15,140)
        (2,100)Flir Systems, Inc.                                              (46,326)
        (1,600)Florida East Coast Industries, Inc.                             (83,728)
          (800)Fluor Corp.                                                     (74,344)
        (1,300)GATX Corp.                                                      (55,250)
        (2,600)GenCorp., Inc.                                                  (41,678)
        (9,160)General Electric Co.                                           (301,913)
        (1,950)Genesee & Wyoming, Inc.                                         (69,167)
          (938)Greatbatch, Inc.                                                (22,137)
        (4,135)Hexcel Corp.                                                    (64,961)
          (700)Jacobs Engineering Group, Inc.                                  (55,748)
       (12,427)Kansas City Southern                                           (344,228)
        (3,330)Landstar Systems, Inc.                                         (157,276)
        (3,770)LG Phillips LCD Co., Ltd. ADR                                   (68,312)
        (2,600)Maritrans, Inc.                                                 (64,740)
        (1,200)Mine Safety Appliances Co.                                      (48,240)
        (8,750)Nalco Holding Co.                                              (154,263)
        (1,510)NCI Building Systems, Inc.                                      (80,287)
       (10,615)Owens-Illinois, Inc.                                           (177,907)
        (7,530)Pall Corp.                                                     (210,839)
        (1,300)Pentair, Inc.                                                   (44,447)
        (3,820)Shaw Group, Inc.                                               (106,196)
        (2,400)Snap-On, Inc.                                                   (97,008)
        (1,300)Stanley Works                                                   (61,386)
        (1,300)Stericycle, Inc.                                                (84,630)
        (3,500)Teekay Shipping Corp.                                          (146,440)
        (1,620)Textron, Inc.                                                  (149,332)
        (2,700)Trex Co., Inc.                                                  (69,903)
        (2,547)Trinity Industries, Inc.                                       (102,899)
        (3,700)Tyco International, Ltd.                                       (101,750)
        (7,880)UTI Worldwide, Inc.                                            (198,812)
        (1,970)Waste Connections, Inc.                                         (71,708)
        (2,100)Watts Water Technologies, Inc.                                  (70,455)
        (4,100)Worthington Industries                                          (85,895)
        (4,060)Zebra Technologies Corp.                                       (138,690)
                                                                    -------------------
                                                                            (6,330,539)
                                                                    -------------------

 Information Technology - (3.5)%
        (3,600)Activision, Inc.                                                (40,968)
        (1,600)ADE Corp.                                                       (51,984)
        (1,700)Akamai Technologies, Inc.                                       (61,523)
        (8,890)Amazon.com, Inc.                                               (343,864)
        (3,495)Amkor Technology, Inc.                                          (33,063)
        (5,820)ATI Technologies, Inc.                                          (84,972)
        (7,900)Audible, Inc.                                                   (71,811)
        (7,250)Avid Technology, Inc.                                          (241,642)
        (9,080)CA, Inc.                                                       (186,594)
        (1,200)Cerner Corp.                                                    (44,532)
        (2,288)Ciber, Inc.                                                     (15,078)
        (4,300)Concur Technologies, Inc.                                       (66,521)
        (4,130)Diebold, Inc.                                                  (167,761)
        (1,300)Diodes, Inc.                                                    (53,872)
        (2,500)eBay, Inc.                                                      (73,225)
        (5,290)Electronic Arts, Inc.                                          (227,682)
        (2,000)Electronic Data Systems Corp.                                   (48,120)
        (7,714)Emdeon Corp.                                                    (95,731)
        (1,200)Equinix, Inc.                                                   (65,832)
        (1,730)F5 Networks, Inc.                                               (92,520)
        (2,000)First Data Corp.                                                (90,080)
          (200)Google, Inc., Class A                                           (83,866)
        (3,300)GSI Commerce, Inc.                                              (44,649)



        (2,680)Hutchinson Technology, Inc.                                     (57,968)
        (3,500)Innovative Solutions & Support                                  (49,210)
        (4,400)International Rectifier Corp.                                  (171,952)
        (3,200)Jupitermedia Corp.                                              (41,600)
        (6,905)Linear Technology Corp.                                        (231,248)
        (3,540)Maxim Integrated Products, Inc.                                (113,669)
        (6,250)McAffee, Inc.                                                  (151,688)
        (3,640)Micros Systems, Inc.                                           (158,995)
        (1,890)NAVTEQ Corp.                                                    (84,445)
        (2,200)Priceline.com, Inc.                                             (65,692)
        (1,600)Research In Motion, Ltd.                                       (111,632)
        (5,200)Reynolds & Reynolds Co.                                        (159,484)
        (1,500)Salesforce.com, Inc.                                            (39,990)
          (850)SanDisk Corp.                                                   (43,333)
        (3,495)Sina Corp.                                                      (87,305)
        (1,840)SRA International, Inc., Class A                                (48,999)
        (8,400)Symantec Corp.                                                 (130,536)
        (2,280)Take-Two Interactive Software, Inc.                             (24,305)
        (8,120)Total System Services, Inc.                                    (156,310)
        (3,100)Ultimate Software Group, Inc.                                   (59,396)
        (9,900)Unisys Corp.                                                    (62,172)
        (1,400)Verint Systems, Inc.                                            (40,866)
        (6,560)VeriSign, Inc.                                                 (151,995)
        (5,880)Wind River Systems, Inc.                                        (52,332)
        (3,700)Xerox Corp.                                                     (51,467)
        (6,040)Xilinx, Inc.                                                   (136,806)
        (3,560)Yahoo!, Inc.                                                   (117,480)
                                                                    -------------------
                                                                            (4,886,765)
                                                                    -------------------

 Materials - (1.2)%
        (2,340)Air Products & Chemicals, Inc.                                 (149,573)
        (5,820)Bowater, Inc.                                                  (132,405)
        (2,600)Cameco Corp.                                                   (103,922)
       (10,320)Chemtura Corp.                                                  (96,389)
        (2,000)Compass Minerals International                                  (49,900)
        (3,400)Dow Chemical Co.                                               (132,702)
        (1,000)Eastman Chemical Co.                                            (54,000)
        (3,530)E. I. du Pont de Nemours and Co.                               (146,848)
       (15,300)Ivanhoe Mines, Ltd.                                            (104,346)
        (3,995)Mosaic Co.                                                      (62,522)
        (2,330)Mohawk Industries, Inc.                                        (163,916)
        (1,900)Nova Chemicals Corp.                                            (54,701)
          (600)Potash Corp. of Saskatchewan                                    (51,582)
          (900)Praxair, Inc.                                                   (48,600)
        (1,800)Sigma-Aldrich Corp.                                            (130,752)
        (9,130)Smurfit-Stone Container Corp.                                   (99,882)
        (2,000)Temple-Inland, Inc.                                             (85,740)
        (6,334)Terra Industries, Inc.                                          (40,348)
                                                                    -------------------
                                                                            (1,708,128)
                                                                    -------------------

 Telecommunication Services - (0.7)%
        (6,140)Adtran, Inc.                                                   (137,720)
        (8,430)Citizens Communications Co.                                    (110,012)
        (2,200)Corning, Inc.                                                   (53,218)
        (5,841)Dobson Communications Corp.                                     (45,151)
          (240)Embarq Corp.                                                     (9,838)
        (3,500)Essex Corp.                                                     (64,470)
        (1,445)Global Crossing, Ltd.                                           (25,678)
        (6,490)Level 3 Communications, Inc.                                    (28,816)
        (2,800)Netgear, Inc.                                                   (60,620)
       (15,554)Qwest Communications International                             (125,832)



        (4,800)Sprint Nextel Corp.                                             (95,952)
        (1,400)Telephone & Data Systems, Inc.                                  (57,960)
        (3,123)Time Warner Telecom, Inc., Class A                              (46,377)
       (10,085)Utstarcom, Inc.                                                 (78,562)
        (2,230)Verizon Communications, Inc.                                    (74,683)
                                                                    -------------------
                                                                            (1,014,889)
                                                                    -------------------

 Utilities - (1.2)%
        (1,165)Ameren Corp.                                                    (58,833)
       (13,810)Aqua America, Inc.                                             (314,730)
        (3,320)Atmos Energy Corp.                                              (92,661)
        (3,530)Consolidated Edison, Inc.                                      (156,873)
          (685)Dominion Resources, Inc.                                        (51,231)
        (3,200)Duquesne Light Holdings, Inc.                                   (52,608)
        (2,600)DPL, Inc.                                                       (69,680)
        (1,700)Entergy Corp.                                                  (120,275)
        (1,250)FPL Group, Inc.                                                 (51,725)
        (1,900)Hawaiian Electric Industries, Inc.                              (53,029)
        (3,495)IDACORP, Inc.                                                  (119,844)
        (3,940)Northeast Utilities                                             (81,440)
        (1,275)Peoples Energy Corp.                                            (45,785)
        (2,520)Pinnacle West Capital Corp.                                    (100,573)
        (1,545)PNM Resources, Inc.                                             (38,563)
        (4,490)Southern Co.                                                   (143,905)
        (1,960)Southern Union Co.                                              (53,038)
        (4,290)Xcel Energy, Inc.                                               (82,282)
                                                                    -------------------
                                                                            (1,687,075)
                                                                    -------------------

 Total Common Stock (Cost $50,482,570)                                     (49,152,352)
                                                                    -------------------

 Total Securities Sold Short - (35.2)%  (Cost $(50,482,570))             $ (49,152,352)
                                                                    -------------------


ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


  Number of         Security           Strike         Expiration
 Contracts        Description           Price            Date            Value

 Call Options Written - (0.4)%
         (20)Advanced Micro                 20.00      01/21/09          $ (20,400)
         (20)Amazon.com                     30.00      01/21/09            (30,600)
         (12)Amgen, Inc.                    60.00      01/21/09            (20,520)
         (12)Amgen, Inc.                    70.00      01/21/09            (13,680)
         (10)Apple Computer, Inc.           50.00      01/21/09            (20,650)
         (10)Bear Stearns Cos, Inc.        130.00      01/21/09            (35,050)
         (10)Centex Corp.                   50.00      01/23/08            (10,700)
         (12)Centex Corp.                   40.00      01/21/09            (22,740)
         (20)Circuit City Corp.             30.00      01/21/09            (12,500)
         (20)Comcast Corp.                  30.00      01/21/09            (18,200)
         (20)Countrywide Financial          25.00      01/21/09            (32,900)
         (20)Countrywide Financial          30.00      01/21/09            (26,600)
         (16)Dell, Inc.                     20.00      01/23/08            (11,360)
         (24)Dell, Inc.                     30.00      01/23/08             (4,740)
         (12)DR Horton, Inc.                30.00      01/23/08             (3,570)
         (20)eBay, Inc.                     35.00      01/23/08             (8,400)
         (20)General Electric Co.           30.00      01/23/08            (11,400)
          (4)Google, Inc.                  240.00      01/23/08            (82,580)
         (20)Hovnanian Enterprises, Inc.    35.00      01/23/08            (10,800)
          (5)Hovnanian Enterprises, Inc.    50.00      01/23/08               (875)
         (12)Kohls Corp.                    50.00      01/21/09            (23,280)
         (12)Lennar Corp.                   50.00      01/23/08             (7,440)
         (12)Lowes Corp.                    60.00      01/21/09            (15,720)
         (20)Microsoft                      20.00      01/21/09            (13,000)
         (10)Nike, Inc.                     80.00      01/21/09            (15,100)
         (12)Proctor & Gamble               50.00      01/21/09            (14,700)
         (12)Pulte Homes, Inc.              25.00      01/21/09            (12,840)
         (12)Ryland Group                   60.00      01/23/08             (4,860)
         (12)Ryland Group                   40.00      01/21/09            (16,860)
         (12)Target Corp.                   40.00      01/21/09            (18,420)
         (20)Toll Brothers, Inc.            30.00      01/23/08             (8,700)
         (20)Yahoo! Inc.                    30.00      01/23/08            (15,800)
                                                                      -------------
Total Call Options Written - (0.4)% (Premiums Received $(671,092))      $ (564,985)
                                                                      =============


------------------------------------
ADR  American Depositary Receipt.
FHLB Federal Home Loan Bank.
FHLMC Federal Home Loan Mortgage Corporation.
FNMA Federal National Mortgage Association.
MTN Medium-term Note.
PO Principal Only.
REIT Real Estate Investment Trust.
+  Non-income producing security.
  Security is currently in default on scheduled interest or principal payments. +/- Zero coupon bond. Interest rate presented is yield to maturity. + Variable rate security.
~ Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. The rate shown is the rate at period end.
? Affiliated due to Loomis, Sayles & Company, L.P. being a sub-adviser of the Fund. For the period ended June 30, 2006, purchases of the Loomis Sayles Investment Grade Fixed Income Fund, dividend income, and capital gains totaled $40,948, $40,948 and $0, respectively.
# All or a portion of this security is held as collateral for securities sold short.
(a) When issued security.
*Cost for Federal income tax purposes is $72,502,209 and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation             $ 9,438,167
Gross Unrealized Depreciation             (4,840,236)
                                       --------------
                                       --------------
Net Unrealized Appreciation (Depreciation  $4,597,931
                                       ==============

-----------------------------------------------------------------------
     AUSTIN GLOBAL EQUITY FUND
     SCHEDULE OF INVESTMENTS
     JUNE 30, 2006 (Unaudited)
-----------------------------------------------------------------------

       Shares   Security Description                       Value
     ---------  ------------------------------------------ ------------

     Common Stock - 98.5%

                Argentina - 0.6%
       18,000   Cresud SA, ADR                               $ 243,360
                                                            ----------

                Belgium - 1.3%
          200   Nationale A Portefeuille                        69,025
       22,000   RHJ International +                            466,594
                                                            ----------
                                                               535,619
                                                            ----------

                Canada - 11.2%
       16,000   Agrium, Inc.                                   371,546
       62,000   Canfor Corp.+                                  722,093
       25,000   EnCana Corp.                                 1,316,000
       10,000   Fording Canadian Coal Trust                    317,000
       26,000   Intrawest Corp.                                821,788
       70,000   Saskatchewan Wheat Pool +                      490,414
        6,500   Suncor Energy, Inc.                            526,565
                                                            ----------
                                                             4,565,406
                                                            ----------

                France - 5.8%
        6,000   Cap Gemini SA                                  342,539
        4,500   CNP Assurances                                 427,982
        5,250   Eurazeo                                        520,131
        9,000   L'Oreal SA                                     850,208
        4,000   Remy Cointreau                                 205,027
                                                            ----------
                                                             2,345,887
                                                            ----------

                Germany - 3.2%
        4,000   Bilfinger Berger AG                            217,614
       65,000   Infineon Technologies AG+                      723,377
        4,000   Merck KGaA                                     364,311
                                                            ----------
                                                             1,305,302
                                                            ----------

                Greece - 0.7%
       10,000   Coca-Cola Hellenic Bottling Co. SA             298,049
                                                            ----------

                Hong Kong - 8.4%
       75,000   Cheung Kong Holdings, Ltd.                     812,640
       52,000   Guoco Group, Ltd.                              615,321
      110,000   Hang Lung Properties, Ltd.                     196,875
       90,000   Henderson Land Development Co., Ltd.           467,594
       60,000   Hutchison Whampoa, Ltd.                        547,748
      320,000   Liu Chong Hing Investment, Ltd.                372,891
      125,000   Swire Pacific, Ltd., Class B                   239,817
       32,000   TAI Cheung Holdings                             16,378
      464,000   Vitasoy International Holdings, Ltd.           167,286
                                                            ----------
                                                             3,436,550
                                                            ----------

                Italy - 0.9%
       40,000   Arnoldo Mondadori Editore SpA                  385,801
                                                            ----------

                Japan - 14.5%
       80,000   Aioi Insurance Co., Ltd.                       599,764
       21,000   Chudenko Corp.                                 334,694
       19,000   Futaba Corp.                                   487,265
           15   Millea Holdings, Inc.                          279,173
       60,000   Mitsui Sumitomo Insurance Co., Ltd.            753,375
      120,000   Nippon Sheet Glass Co., Ltd.                   666,871
          315   NTT DoCoMo, Inc.                               462,406
       50,000   Seino Holdings Corp.                           527,764
       10,000   T Hasegawa Co., Ltd.                           142,689
       36,000   Taiheu Dengyo Kaisha, Ltd.                     248,504
       35,000   Toyota Industries Corp.                      1,382,323
                                                            ----------
                                                             5,884,828
                                                            ----------

                Mexico - 0.9%
      150,000   Embotelladoras  Arca SA de CV                  347,844
                                                            ----------

                Netherlands - 7.0%
       30,801   ABN Amro Holding NV                            842,767
       14,000   Akzo Nobel NV                                  755,024
        7,000   Chicago Bridge & Iron Co., NV                  169,050
       25,000   Heineken Holding NV                            921,970
        3,000   Randstad Holding NV                            175,913
                                                            ----------
                                                             2,864,724
                                                            ----------

                New Zealand - 1.8%
      750,000   Rubicon, Ltd. +                                425,020
      147,070   Toll NZ, Ltd. +                                304,697
                                                            ----------
                                                               729,717
                                                            ----------

                Norway - 2.8%
       39,600   Farstad Shipping A/S                           741,108
       30,000   Golar LNG, Ltd. +                              399,900
                                                            ----------
                                                             1,141,008
                                                            ----------



                Singapore - 3.4%
     1,026,000  Chuan Hup Holdings, Ltd.                       213,899
     3,500,000  Hotung Investment Holdings, Ltd.+              402,500
       57,000   Overseas Union Enterprise, Ltd.                363,700
      113,000   WBL Corp., Ltd.                                385,495
                                                            ----------
                                                             1,365,594
                                                            ----------

                South Korea - 2.0%
        3,600   SK Telecom Co., Ltd.                           773,093
          500   Tae Young Corp.                                 31,265
                                                            ----------
                                                               804,358
                                                            ----------

                Sweden - 1.8%
       40,000   Investor AB, Class A                           730,880
                                                            ----------

                Switzerland - 6.8%
       10,000   Compagnie Financiere Richemont, Class A        458,040
          300   Gurit-Heberlein AG, Class B                    168,698
        3,000   Medisize Holding AG +                          206,118
        2,800   Nestle SA                                      879,437
       15,000   Novartis AG                                    812,204
        2,707   Pargesa Holding SA                             256,618
                                                            ----------
                                                             2,781,115
                                                            ----------

                United Kingdom - 6.4%
      150,000   Brit Insurance Holdings plc                    730,794
        9,000   British Land Co. plc                           210,169
       10,000   Diageo plc ADR                                 675,500
       10,000   HSBC Holdings plc                              175,927
        1,500   Rio Tinto plc ADR                              314,565
       55,000   Trinity Mirror plc                             496,256
                                                            ----------
                                                             2,603,211
                                                            ----------

                United States - 19.0%
       15,000   Applied Materials, Inc.                        244,200
       50,000   AVX Corp.                                      789,500
       12,000   BEA Systems, Inc.+                             157,080
       25,000   Bristol-Myers Squibb Co.                       646,500
        5,000   Coherent, Inc.+                                168,650
       17,000   CommScope, Inc.+                               534,140
       20,000   Kos Pharmaceuticals, Inc.+                     752,400
       35,000   News Corp., Class A                            671,300
       35,000   Schering-Plough Corp.                          666,050
        4,000   St. Joe Co.                                    186,160
       75,000   Sycamore Networks, Inc.+                       304,500
       10,000   Tejon Ranch Co.+                               411,600
       40,000   Tellabs, Inc.+                                 532,400
       47,000   Time Warner, Inc.                              813,100
       10,000   Veritas DGC, Inc.+                             515,800
       10,000   Watts Water Technologies, Inc., Class A        335,500
                                                            ----------
                                                             7,728,880
                                                            ----------

     Total Common Stock (Cost $30,310,707)                  40,098,133
                                                            ----------

     Number of
     Contracts
     ---------
     Put Options Purchased - 0.0%
      846,024   Foreign - Non U.S. Dollar Denominated
                European Unit, Expiration 11/06/2006 (Cost $28,601,049
                                                                 1,049
                                                            ----------

     Short-Term Investments - 1.3%

                       Principal/Shares
     -----------------------------------------------------
     ---------

     Money Market Deposit Account - 0.0%
      136       Citibank Money Market Deposit Account (Cost $136)  136
                                                           -----------

     Money Market Fund - 1.3%
      551,334   CitiSM Institutional Trust Liquid Reserves,
                Class A (Cost $551,334)                         551,344
                                                            -----------


     Total Short-Term Investments (Cost $551,470)               551,470
                                                            -----------

     Total Investments - 99.8%  (Cost $30,890,777)*        $ 40,650,652
     Other Asset and Liabilities, Net - 0.2%                     73,636
                                                            -----------


     NET ASSETS - 100.0%                                   $ 40,724,288
                                                            ===========

-----------------------------------------------------------

ADR        American Depositary Receipt.
+          Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purpose and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation              $ 10,219,388
           Gross Unrealized Depreciation                 (459,454)
                                                      ------------
           Net Unrealized Appreciation (Depreciation)    9,759,934
                                                      ------------

-------------------------------------------------------------------------------
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)
-------------------------------------------------------------------------------


         Principal            Security Description            Currency     Rate    Maturity    Value in USD
         ---------            --------------------            --------     ----    --------    ------------

Foreign Bonds - 78.1%
Agency - 7.8%
           470,000 Caisse d'Amort de la Dette Societe Series ENZD           5.75    08/17/06        285,746
           673,570 Caisse d'Amort de la Dette Societe Series CEUR           3.80    07/25/06        862,317
         2,500,000 Kommunalbanken Series EMTN                 NOK           6.50    12/13/06        407,068
           280,000 Neder Waterschapsbank Series EMTN          AUD           5.75    12/29/06        207,555
           900,000 Neder Waterschapsbank Series EMTN          AUD           5.00    10/31/06        665,933
                                                                                                 ----------
                                                                                                  2,428,619
                                                                                                 ----------

Banks - 8.2%
         5,300,000 Bayerische Landesbank Series EMTN          SEK          4.75%    11/01/06        741,484
         3,000,000 DekaBank Deutsche Girozentrale Series EMTN SEK           4.00    02/06/07        419,094
           150,000 Deutsche Postbank AG                       CHF           4.50    09/25/06        123,461
         3,570,000 LRP Landesbank Rheinland-Pfalz Series EMTN SEK           5.50    07/20/06        496,586
           510,000 LRP Landesbank Rheinland-Pfalz Series EMTN AUD           5.88    07/24/06        378,855
           450,000 Rabobank Nederland Series EMTN             CAD           5.25    12/28/06        404,046
                                                                                                 ----------
                                                                                                  2,563,526
                                                                                                 ----------

Financial - 3.7%
           900,000 General Electric Cap Corp. Series EMTN     EUR           3.75    07/25/06      1,151,597
                                                                                                 ----------

Government - 16.7%
           300,000 Belgium Kingdom Series 37                  EUR           4.75    09/28/06        385,207
         1,600,000 Bundesobligation Series 138                EUR           4.50    08/18/06      2,050,235
           200,000 Bundesschatzanweisungen                    EUR           2.50    09/22/06        255,534
           900,000 Canadian Government                        CAD           5.75    09/01/06        807,992
         1,750,000 Canadian Government                        CAD           3.25    12/01/06      1,560,466
            75,000 United Kingdom Treasury                    GBP           7.75    09/08/06        139,418
                                                                                                 ----------
                                                                                                  5,198,852
                                                                                                 ----------

Industrial - 5.7%
         1,110,000 GE Capital Australia Fndng Pty, Ltd. SeriesAUDTN         4.63    08/30/06        822,636
           120,000 General Electric Cap Corp. Series EMTN     NZD           5.00    07/07/06         73,110
           680,000 Siemens Financieringsmaatschappij NV       EUR           5.00    07/04/06        869,843
                                                                                                 ----------
                                                                                                  1,765,589
                                                                                                 ----------

Insurance - 1.3%
           480,000 ING Verzekeringen NV                       CHF           3.50    08/24/06        393,419
                                                                                                 ----------

Mortgage - 10.4%
         1,000,000 Dexia Kommunalbank AG Series 1282          EUR           1.00    10/20/06      1,270,611
         1,000,000 Eurohypo AG Series 792                     EUR           4.00    09/15/06      1,280,837
           830,000 Holmes Financing No. 4 Series 4A           CHF           3.50    10/15/06        682,174
                                                                                                 ----------
                                                                                                  3,233,622
                                                                                                 ----------

Oil/Energy - 5.1%
           800,000 BP Amoco Capital plc Series EMTN           EUR           4.75    10/02/06      1,027,056
           310,000 BP Capital Markets plc Series EMTN         GBP           4.25    09/12/06        572,160
                                                                                                 ----------
                                                                                                  1,599,216
                                                                                                 ----------

Service - 2.9%
         1,100,000 Deutsche Bahn Finance BV Series EMTN       CHF           3.38    08/24/06        901,856
                                                                                                 -----------

Sovereign - 10.3%
         1,200,000 Canadian Housing Trust Series 144A         CAD           4.75    03/15/07      1,076,829
           220,000 City of Geneva Switzerland                 CHF           4.50    08/10/06        180,424
           360,000 ERAP Series EMTN                           EUR           2.88    07/12/06        460,482
           500,000 KFW - Kredit Wiederaufbau Series EMTN      EUR           4.75    09/29/06        641,992
           260,000 KFW - Kredit Wiederaufbau                  EUR           4.50    08/03/06        332,890
           300,000 Kommuninvest Series EMTN                   AUD           5.04    07/27/06        222,768
           410,000 Landeskreditbank BW Foerdrbnk Series EMTN  AUD           5.50    07/20/06        304,542
                                                                                                 ----------
                                                                                                  3,219,927
                                                                                                 ----------

Supranational - 2.7%
           800,000 Inter-American Development Bank Series MTN AUD           5.00    11/15/06        592,057
         1,500,000 Nordic Investment Bank Series EMTN         NOK           6.00    12/12/06        243,393
                                                                                                 ----------
                                                                                                    835,450
                                                                                                 ----------

Utilities - 3.3%
           800,000 Electricitie de France Series EMTN         EUR           3.25    11/06/06      1,023,180
                                                                                                 ----------




Total Foreign Bonds (Cost $24,168,894)                                                           24,029,107
                                                                                                 ----------

         Shares
Exchange Traded Fund - 7.0%
            35,500 streetTRACKS Gold Trust (Cost $1,951,335)                                      2,173,310
                                                                                                 ----------

         Principal
Short-Term Investments - 6.1%
Money Market Deposit Account - 2.0%
          $621,287 Citibank Money Market Deposit Account, 4.80% (Cost $621,287)                     621,287
                                                                                                 ----------

Time Deposits - 4.1%
        $1,004,121 Euro Time Deposit 2.75% (Cost $1,266,647)  EUR           2.60    07/27/06      1,284,453
                                                                                                 ----------

Total Short-Term Investments (Cost $1,887,934)                                                    1,905,740
                                                                                                 ----------

Total Investments - 91.2% Cost ($28,008,163)*                                                   $28,108,157
                                                                                                 ----------

Foreign Currencies - 6.3%:
  Australian Dollar - 0.0%                                                                            6,305
  British Sterling Pound -1.7%                                                                      548,260
  Canadian Dollar - 0.0%                                                                              5,889
  Euro - 4.3%                                                                                     1,339,662
  New Zealand Dollar - 0.2%                                                                          47,237
  Norwegian Krone - 0.1%                                                                             12,037
  Swedish Krona - 0.0%                                                                                2,280
  Swiss Franc - 0.0%                                                                                  1,091
                                                                                                 ----------
Total Foreign Currencies (Cost $1,936,881)                                                        1,962,761

Other Assets and Liabilities, Net - 2.5%                                                          1,061,264
                                                                                                 ----------
NET ASSETS - 100.0%                                                                              $31,132,182
                                                                                                 ===========

------------------------------------------------------------------------------------------------------------

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   Pounds Sterling
NOK   Norwegian Krona
NZD    New Zealand Dollar
SEK   Swedish Krona
USD   US Dollar


EMTN             European Medium Term Note

At June 30, 2006, the Fund held the following futures contracts:

                                                                                              Notional               Net Unrealized
Contracts                  Type                              Expiration Date                  Contract Value          Appreciation
----------                 ----                              ---------------                  --------------          ------------
     13                    Gold 100 Oz. Future               August 31, 2006                  $800,800                   $22,740

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
                 Gross Unrealized Appreciation                        $ 514,608
                 Gross Unrealized Depreciation                        (128,868)
                                                                     ----------
                 Net Unrealized Appreciation (Depreciation)          $ 385,740

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                   Security
   Shares                        Description                                                                 Value

Common Stock - 99.9%

Communications - 3.1%
       10,000 Gannett Co., Inc.                                                                               $ 559,300
                                                                                                            -----------


Consumer Cyclical - 13.9%
        8,000 Harley-Davidson, Inc.                                                                             439,120
       15,500 Home Depot, Inc.                                                                                  554,745
        4,500 Nike, Inc., Class B                                                                               364,500
       10,000 Polaris Industries, Inc.                                                                          433,000
       24,100 TJX Cos., Inc.                                                                                    550,926
        5,500 Timberland Co., Class A+                                                                          143,550
                                                                                                            -----------
                                                                                                              2,485,841
                                                                                                            -----------

Consumer Staples - 16.5%
        5,250 Altria Group, Inc.                                                                                385,507
       15,000 Avon Products, Inc.                                                                               465,000
       10,200 Coca-Cola Co.                                                                                     438,804
        7,800 Kimberly-Clark Corp.                                                                              481,260
       37,000 Sara Lee Corp.                                                                                    592,740
       12,100 Wal-Mart Stores, Inc.                                                                             582,857
                                                                                                            -----------
                                                                                                              2,946,168
                                                                                                            -----------

Electronic and Other Electrical Equipment and Components,
Except Computer Equipment - 3.4%
       32,200 Intel Corp.                                                                                       610,190
                                                                                                            -----------

Energy - 11.0%
       19,700 Chesapeake Energy Corp.                                                                           595,925
       11,000 Chevron Corp.                                                                                     682,660
       10,400 ConocoPhillips                                                                                    681,512
                                                                                                            -----------
                                                                                                              1,960,097
                                                                                                            -----------

Financial - 8.9%
        9,800 Allstate Corp.                                                                                    536,354
        8,650 American International Group, Inc.                                                                510,782
       11,350 Citigroup, Inc.                                                                                   547,524
                                                                                                            -----------
                                                                                                              1,594,660
                                                                                                            -----------

Health Care - 11.8%
       10,600 Abbott Laboratories                                                                               462,266
       28,550 Boston Scientific Corp.+                                                                          480,782
        9,000 Johnson & Johnson                                                                                 539,280
       27,100 Pfizer, Inc.                                                                                      636,037
                                                                                                            -----------
                                                                                                              2,118,365
                                                                                                            -----------



Industrials - 23.1%
        7,400 3M Co.                                                                                            597,698
       12,000 Ball Corp.                                                                                        444,480
        8,100 General Dynamics Corp.                                                                            530,226
        9,400 Illinios Tool Works, Inc.                                                                         446,500
       13,400 Ingersoll-Rand Co. Ltd., Class A                                                                  573,252
       12,000 Masco Corp.                                                                                       355,680
       21,400 Tyco International Ltd.                                                                           588,500
        9,240 United Technologies Corp.                                                                         586,001
                                                                                                            -----------
                                                                                                              4,122,337
                                                                                                            -----------

Technology - 8.2%
       14,700 Dell, Inc.+                                                                                       358,827
       20,000 Microsoft Corp.                                                                                   466,000
       44,000 Oracle Corp.+                                                                                     637,560
                                                                                                            -----------
                                                                                                              1,462,387
                                                                                                            -----------

Total Common Stock (cost $16,941,711)                                                                        17,859,345
                                                                                                            -----------



                                                                                  Rate       Maturity
Mortgage-Backed Securities - 0.0%
      $ 5,285 GNMA Pool 394795 (cost $5,324)                                      7.50%       10/15/10            5,434
                                                                                                            -----------


Short-Term Investments - 0.3%

  Principal
Money Market Deposit Account - 0.3%
     $ 48,615 Citibank Money Market Deposit Account, 4.80% (cost $48,615)                                        48,615
                                                                                                            -----------

Total Short-Term Investments (cost $48,615)                                                                      48,615
                                                                                                            -----------

Total Investments - 100.2% (cost $16,995,650)*                                                             $ 17,913,394
Other Assets and Liabilities, Net - (0.2%)                                                                     (34,497)
                                                                                                            -----------
NET ASSETS - 100.0%                                                                                        $ 17,878,897
                                                                                                            ===========
                                                                                                            ===========

--------------------------------------------------------------------------------


+             Non-income producing security
GNMA          Government National Mortgage Association

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $2,172,860
Gross Unrealized Depreciation                                       (1,255,116)
                                                         -----------------------
Net Unrealized Appreciation (Depreciation)                              $917,744
                                                         =======================

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                            Security
                   Shares                  Description                                                            Value

Common Stock - 98.8%

Communications - 2.3%
                    5,000 Gannett Co., Inc.                                                                      $ 279,650
                                                                                                                 ---------

Consumer Cyclical - 9.1%
                   10,000 Home Depot, Inc.                                                                         357,900
                   16,000 TJX Cos., Inc.                                                                           365,760
                    6,000 VF Corp.                                                                                 407,520
                                                                                                                 ---------
                                                                                                                 1,131,180
                                                                                                                 ---------

Consumer Staples - 12.1%
                    8,000 Coca-Cola Co.                                                                            344,160
                    7,000 Kimberly-Clark Corp.                                                                     431,900
                    6,000 Procter & Gamble Co.                                                                     333,600
                    8,000 Wal-Mart Stores, Inc.                                                                    385,360
                                                                                                                 ---------
                                                                                                                 1,495,020
                                                                                                                 ---------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 3.2%
                   21,000 Intel Corp.                                                                              397,950
                                                                                                                 ---------

Energy - 10.1%
                    6,000 Chesapeake Energy Corp.                                                                  181,500
                    5,000 Chevron Corp.                                                                            310,300
                    5,000 ConocoPhillips                                                                           327,650
                    7,000 Exxon Mobil Corp.                                                                        429,450
                                                                                                                 ---------

                                                                                                                 1,248,900
                                                                                                                 ---------

Financial - 16.1%
                   10,000 Citigroup, Inc.                                                                          482,400
                   10,500 JPMorgan Chase & Co.                                                                     441,000
                    5,000 North Fork Bancorp., Inc.                                                                150,850
                   10,000 Washington Mutual, Inc.                                                                  455,800
                    7,000 Wells Fargo & Co.                                                                        469,560
                                                                                                                 ---------
                                                                                                                 1,999,610
                                                                                                                 ---------

Health Care - 15.9%
                    5,000 Amgen, Inc.+                                                                             326,150
                   10,000 Boston Scientific Corp.+                                                                 168,400
                    7,000 Bristol-Myers Squibb Co.                                                                 181,020
                    8,000 Johnson & Johnson                                                                        479,360
                    9,000 Merck & Co., Inc.                                                                        327,870
                   16,000 Pfizer, Inc.                                                                             375,520
                    2,000 Zimmer Holdings, Inc.+                                                                   113,440
                                                                                                                 ---------
                                                                                                                 1,971,760
                                                                                                                 ---------

Industrials - 16.6%
                    5,000 3M Co.                                                                                   403,850
                    8,000 Ball Corp.                                                                               296,320
                    7,000 General Dynamics Corp.                                                                   458,220
                   12,000 General Electric Co.                                                                     395,520
                    8,000 United Technologies Corp.                                                                507,360
                                                                                                                 ---------
                                                                                                                 2,061,270
                                                                                                                 ---------



Technology - 13.4%
                   15,000 Cisco Systems, Inc.+                                                                     292,950
                   10,000 Dell, Inc.+                                                                              244,100
                    4,000 IBM Corp.                                                                                307,280
                   12,000 Microsoft Corp.                                                                          279,600
                   18,000 Nokia Corp. OYJ ADR                                                                      364,680
                   12,000 Oracle Corp.+                                                                            173,880
                                                                                                                 ---------
                                                                                                                 1,662,490
                                                                                                                 ---------

Total Common Stock (cost $9,834,716)                                                                            12,247,830
                                                                                                                 ---------

Short-Term Investment - 1.4%

Money Market Fund - 1.2%
                  148,699 Citifunds Institutional Trust Liquid Reserves, Class A (cost $148,699)                   148,699
                                                                                                                 ---------

                Principal

Money Market Deposit Account - 0.2%
                  $27,083 Citibank Money Market Deposit Accountm 4.80%  (cost $27,083)                              27,083
                                                                                                                 ---------

Total Short-Term Investments (cost $175,782)                                                                       175,782
                                                                                                                 ---------

Total Investments - 100.2% (cost $10,010,498)*                                                                 $12,423,612
Other Assets & Liabilities, Net - (0.2%)                                                                          (30,318)
                                                                                                                 ---------
NET ASSETS - 100.0%                                                                                            $12,393,294
                                                                                                               -----------
                                                                                                               -----------


------------------------------------------------------------------------

+                         Non-income producing security
ADR                       American Depositary Receipt

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $3,398,834
Gross Unrealized Depreciation                                         ($985,720)
                                                                      ----------
Net Unrealized Appreciation (Depreciation)                            $2,413,114
                                                                      ----------

Shaker Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006
-------------------------------------------------------------------------------


                                    Security
         Shares                     Description                           Value

Common Stock - 94.4%

Business Services - 1.0%
          5,650 Labor Ready, Inc.+                                    $ 127,972
                                                                      ---------

 Consumer Discretionary - 15.0%
          2,110 Abercrombie & Fitch Co.                                 116,957
          6,960 Buffalo Wild Wings, Inc.+                               266,638
          6,540 Casey General Stores, Inc.                              163,565
         16,725 Copart, Inc.+                                           410,766
          5,120 CROCS, Inc.+                                            128,768
          6,310 O'Reilly Automotive, Inc. +                             196,809
         11,440 PetMed Express, Inc.+                                   125,497
          9,720 Texas Roadhouse, Inc., Class A +                        131,414
         11,680 VeriSign, Inc.+                                         270,626
          3,540 Williams-Sonoma, Inc.                                   120,537
                                                                      ---------
                                                                      1,931,577
                                                                      ---------

 Financial Services - 11.1%
          3,130 AMBAC Financial Group, Inc.                              53,843
         10,740 E*Trade Financial Corp.+                                245,087
         13,090 Irwin Financial Corp.                                    53,815
         14,740 Portfolio Recovery Associates, Inc.+                    673,618
                                                                      ---------
                                                                      1,426,363
                                                                      ---------

 Healthcare - 17.3%
          3,580 Adams Respiratory Therapeutics, Inc.+                   159,740
         19,110 Alkermes, Inc.+                                         361,561
         15,360 Centene Corp.+                                          361,421
          6,570 Healthways, Inc.+                                       345,845
          9,581 Integra LifeSciences Holdings Corp.+                    371,839
          2,225 Invitrogen Corp.+                                       147,006
         34,832 Qiagen NV+                                              477,895
                                                                      ---------
                                                                      2,225,307
                                                                      ---------

 Materials & Processing - 6.8%
          3,730  Ecolab, Inc.                                           151,363
         19,780  Gerdau Ameristeel Corp.                                198,591
          9,410  RTI International Metals, Inc.+                        525,454
                                                                      ---------
                                                                        875,408
                                                                      ---------

 Other Energy - 13.0%
          9,480  GlobalSantaFe Corp.                                    547,470
          4,950  Noble Corp.                                            368,379
         21,460  Petroquest Energy, Inc.+                               263,529
          5,610 Rowan Cos., Inc.                                        199,660
          7,320 St. Mary Land & Exploration Co.                         294,630
                                                                      ---------
                                                                      1,673,668
                                                                      ---------

Semiconductors, Computing/Communication - 8.9%
         44,630 PMC - Sierra, Inc.+                                     419,522
         10,600 Supertex, Inc.+                                         423,364
         11,090 Tessera Technologies, Inc.+                             304,975
                                                                      ---------
                                                                      1,147,861
                                                                      ---------

 Semiconductors, Consumer/Industrial - 6.0%
         15,280 Freescale Semiconductor, Inc. Class A+                  443,120
          9,995 Microchip Technology, Inc.                              335,332



                                                                      ---------
                                                                        778,452
                                                                      ---------

 Software - 10.6%
         10,070 Cerner Corp.+                                           373,698
          5,045 Cognizant Technology Solutions Corp., Class A+          339,882
          7,600 Eclipsys Corp.+                                         138,016
          6,120 Micros Systems, Inc.+                                   267,322
         34,090 TIBCO Software, Inc.+                                   240,334
                                                                      ---------
                                                                      1,359,252
                                                                      ---------

 Telecommunication Services - 1.2%
          7,280 Netgear, Inc.+                                          157,612
                                                                      ---------

 Transportation - 3.5%
         40,250 Comtech Group, Inc.+                                    447,982
                                                                      ---------

Total Common Stock (Cost $10,077,262)                                12,151,454
                                                                      ---------

Short-Term Investment - 4.5%

      Principal

Money Market Deposit Account - 0.8%
       $ 99,907 Citibank Money Market Deposit Account (Cost $99,907)     99,907
                                                                      ---------

         Shares

Money Market Fund - 3.7%
        463,313 Scudder Cash Management Fund (Cost $463,313)            463,313
         14,240 Scudder Money Market Fund (Cost $14,240)                 14,240
                                                                      ---------
                                                                        477,553
                                                                      ---------

Total Short-Term Investments (Cost $577,460)                            577,460
                                                                      ---------
                                                                      ---------

Total Investments - 98.9% (Cost $10,654,722)                       $ 12,728,914
Other Assets and Liabilities, Net - 1.1%                                140,702
                                                                      ---------
NET ASSETS - 100.0%                                                $ 12,869,616
                                                                      =========


---------------------------------------------------------------------
+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposesand net unrealized appreciation (depreciation) consists of :

  Gross Unrealized Appreciation                                     $ 2,305,437
  Gross Unrealized Depreciation                                       (231,245)
                                                                      ---------
Net Unrealized Appreciation (Depreciation)                          $ 2,074,192
                                                                      =========

Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    8/28/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    8/28/06
         __________________________


By:      /s/ Trudance L. Bakke
         __________________________
         Trudance L. Bakke, Principal Financial Officer and Treasurer

Date:    8/29/06
         __________________________